N-4	May 01, 2025 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	PRINCIPAL LIFE INSURANCE CO
Entity Central Index Key	0000009712
Entity Investment Company Type	N-4
Document Period End Date	Apr. 30, 2025
Amendment Flag	false
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]	IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES, EXPENSES AND ADJUSTMENTS		Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes.
Surrender Charges. If you take a withdrawal during the first six Contract Years, you may be assessed a Surrender Charge of up to 8% of the amount withdrawn. For example, if you invest $100,000 in the Contract and make an early withdrawal, you could pay a Surrender Charge of up to $8,000. This loss will be greater if there are also negative Bond Adjustments, negative Equity Adjustments, taxes or tax penalties.
Bond Adjustments and Equity Adjustments –
•Bond Adjustments. If you take a withdrawal or other Surrender from a Segment Option, we may apply a Bond Adjustment, which may be negative. In extreme circumstances, you could lose up to 100% of the amount Surrendered from an Index-Linked Segment Option due to a negative Bond Adjustment. For example, if you withdraw or otherwise Surrender $100,000 from an Index-Linked Segment Option, you could lose up to $100,000 of the Surrender proceeds. In other words, $100,000 would be removed from your Index-Linked Segment Option, but in the event of a negative Bond Adjustment, it is possible that you could receive $0. Bond Adjustments may apply to a withdrawal, death benefit payment or Annuitization, regardless of when it occurs, including a Segment End Date.
•Equity Adjustments. If all or a portion of Contract value is removed from an Index-Linked Segment Option prior to a Segment End Date, we will apply an Equity Adjustment, which may be negative. In extreme circumstances, you could lose up to 100% of your investment in an Index-Linked Segment Option due to a negative Equity Adjustment. For example, if you allocate $100,000 to an Index-Linked Segment Option with a 2-year Segment Term and take a withdrawal before the 2 years have ended, you could lose your $100,000 investment. An Equity Adjustment will apply to any withdrawal, death benefit or Annuitization occurring on any day during a Segment Term other than the Segment End Date. An Equity Adjustment will also apply upon exercise of Segment Lock-In for an Index-Linked Segment Option.
•Losses due to negative Bond or Equity Adjustments will be greater if you also have to pay a Surrender Charge, taxes or tax penalties.
4. FEE TABLE 7. FEES, CHARGES AND ADJUSTMENTS — Deferred Sales Load (“Surrender Charge”), Equity Adjustment, Bond Adjustment 10. INDEX- LINKED SEGMENT OPTION MECHANICS — Segment Interim Value
Are There Transaction Charges?	No. Other than Surrender Charges, Bond Adjustments and Equity Adjustments, there are no other transaction charges under the Contract.	Not Applicable

Are There Ongoing Fees and Expenses?
Yes.
Under the Index-Linked Segment Options, there is an implicit ongoing fee to the extent that your participation in Index gains is limited by our use of a Cap Rate or Participation Rate. This means that your returns may be lower than the Index’s returns. In return for accepting a limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.
The table below describes the fees and expenses that you may pay each year, depending on whether you choose the optional benefit. Please refer to your Data Page for information about the specific fees you will pay each year based on the options you have elected.
4. FEE TABLE 7. FEES, CHARGES AND ADJUSTMENTS
	Annual Fee	Minimum	Maximum
	Optional benefit available for an additional charge	0.00%	0.95%(1)
(1)As a percentage of the Crediting Base on the Segment Term Start Date for each Index-Linked Segment Option.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning the Contract, the following table shows the highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges, negative Bond Adjustments and negative Equity Adjustments that substantially increase costs.

	Lowest Annual Cost: $0.00	Highest Annual Cost: $896.80
	Assumes: • Investment of $100,000 • 5% annual appreciation • No Rate Enhancement Rider • No sales charges • No Transfers or withdrawals	Assumes: • Investment of $100,000 • 5% annual appreciation • Rate Enhancement Rider • No sales charges • No Transfers or withdrawals

RISKS	Location in Prospectus
Is there a Risk of Loss from Poor Performance?
Yes.
•You can lose money by investing in the Contract, including loss of principal and previous earnings.
•Under an Index-Linked Segment Option, the maximum amount of loss that you could experience from negative Index performance at the end of a Segment Term, after taking into account the minimum limits on Index loss currently provided under the Contract, would be: 100% loss for a 0% Buffer Rate; 90% loss for a 10% Buffer Rate; 80% loss for a 20% Buffer Rate; 10% loss for a 10% Floor Rate; or 0% loss for a 0% Floor Rate.
•The limits on Index loss offered under the Contract may change from one Segment Term to the next; however, we will always offer an Index-Linked Segment Option with a 10% Buffer Rate. As such, there will always be an Index-Linked Segment Option that limits Index losses for a single Segment Term to a maximum of 90% (although your cumulative losses over multiple Segment Terms could be greater).
•In the future, we may not offer any Index-Linked Segment Options with a floor, and we do not guarantee a minimum Floor Rate for any new Floor Segment Option that we may offer in the future.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Is this a Short-Term Investment?
No.
•The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•The Contract’s tax deferral and long-term income features are generally more beneficial to investors with a long time horizon.
•Amounts withdrawn or otherwise Surrendered under the Contract may be subject to Surrender Charges, negative Bond Adjustments and taxes and tax penalties. In addition, for Index-Linked Segment Options, withdrawals and other Surrenders before the Segment End Date may result in negative Equity Adjustments and loss of positive Index performance.
•Withdrawals and other Surrenders will reduce your Crediting Base in a Segment Option. Generally, prior to the Segment End Date, the Crediting Base for an Index-Linked Segment Option will be proportionately reduced, and the proportionate reduction could be greater than the amount Surrendered. Reductions to your Crediting Base will result in lower Segment Interim Values for the remainder of the Segment Term and less Segment Return (if any) on the Segment End Date.
•At the end of a Segment Term, Accumulated Value in the ended Segment Option will be reinvested, Transferred, withdrawn or Annuitized based on your instructions. In the absence of instructions, that amount will be re-invested in the same Segment Option for a new Segment Term (with the Cap Rate and Participation Rate or annual interest rate applicable to a new Segment Term). If the same Segment Option is no longer available, that amount will be automatically Transferred to the applicable default option.
oIf the ended Segment Option is an Index-Linked Segment Option, and that Index-Linked Segment Option is no longer available, the default option will be a 1-year Index-Linked Segment Option with the same Index and Buffer Rate or Floor Rate, if available (with the Cap Rate and Participation Rate applicable to a new Segment Term). If there is no such Segment Option available, the default option will be the Fixed Segment Option (with the annual interest rate applicable to a new Segment Term).
oIf the ended Segment Option is the Fixed Segment Option, and the Fixed Segment Option is no longer available, the default option will be the following Index-Linked Segment Option: Point-to-Point, S&P 500 Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 0% Floor.
oWe reserve the right to change the default Segment Options in the future.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

What are the Risks Associated with the Investment Options?
•An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Index-Linked Segment Options). Each investment option (including the Fixed Segment Option) has its own unique risks. You should review the available investment options before making an investment decision.
For Index-Linked Segment Options
•The Participation Rate and Cap Rate, as applicable, may limit positive Index returns (i.e., limited upside). This may result in you earning less than the Index return. For example:
oIf the Index Change is 5%, Participation Rate is 80% and Cap Rate is 10%, we would apply only 4% gain at the end of the Segment Term using the Participation Rate (i.e., 5% x 80% = 4%).
oIf the Index Change were instead 15%, we would not apply the Participation Rate, as that would result in gain (12%) exceeding the Cap Rate (10%). We would apply only 10% gain using the Cap Rate at the end of the Segment Term.
•The Buffer Rate or Floor Rate, as applicable, may limit your losses due to negative Index returns at the end of the Segment Term (e.g., limited protection in the case of market decline). Although your losses from negative Index returns may be limited, they may not be entirely prevented, and you could lose a significant amount of money. For example:
oIf the Index Change is -25% and the Buffer Rate is 10%, we will apply a 15% loss (the amount of negative Index performance that exceeds the Buffer Rate) at the end of the Segment Term.
oIf the Index Change is -25% and the Floor Rate is 10%, we will apply a 10% loss (the amount of negative Index performance up to the Floor Rate) at the end of the Segment Term.
•A 0% Buffer Rate will provide no protection from losses due to negative Index returns (i.e., no protection in the case of market decline).
•While a Floor Segment Option with a 0% Floor Rate provides complete protection from losses due to negative Index returns, like any other Index-Linked Segment Option, there may be losses due to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties.
•While a Peak Buffer Segment Option provides for potential gain in the event of negative Index returns that do not exceed the Buffer Rate, a Peak Buffer Segment Option does not provide protection from losses for any negative Index returns in excess of the Buffer Rate.
•The limit on Index loss for an Index-Linked Segment Option applies only at the end of a Segment Term. Therefore, the limit on Index loss will not apply unless you hold your investment for the entire Segment Term. Also, the limit on Index loss is only for a single Segment Term. Over multiple Segment Terms, your cumulative losses may exceed the stated limit on Index losses for any single Segment Term.
•An Index-Linked Segment Option's limit on Index loss provides no protection from negative Bond Adjustments or negative Equity Adjustments.
•Each Index either (a) is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on securities composing the Index, or (b) deducts fees and costs when calculating Index performance. This will reduce the Index return and may cause the Index (and consequently your investment in the Index-Linked Segment Option) to underperform a direct investment in the securities composing the Index.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Segment Option and Index-Linked Segment Options), guarantees or benefits of the Contract are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-852-4450.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

RESTRICTIONS	Location in Prospectus
Are there Restrictions on the Investment Options?
Yes.
•There are no restrictions that limit the Segment Options you may choose, but there are significant limitations on Transfers of Accumulated Value among Segment Options.
oTransfers are permitted only on Segment End Dates.
oTransfers are not permitted into an Index-Linked Segment Option while there is an ongoing Segment Term for that Segment Option.
•We reserve the right to add and remove Segment Options as available investment options. We guarantee that the following Segment Option will be available (subject to our right of Index substitution) for the life of the Contract: Point-to-Point, S&P 500 Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 10% Buffer.
•If we exercise our right to remove one or more Segment Options, and you do not wish to invest in any of the Segment Options that are made available for investment (which may be limited to the sole Index-Linked Segment Option that we guarantee to make available), your only option would be to take a full withdrawal or fully annuitize your Contract, which may cause you to incur Surrender Charges, a negative Bond Adjustment, or a negative Equity Adjustment, taxes and tax penalties.
•Each Index-Linked Segment Option’s limit on Index losses for a single Segment Term is guaranteed not to change, either during a Segment Term or for future Segment Terms.
•We may change the limits on Index gains from one Segment Term to the next. The lowest Cap Rate and Participation Rate that may be established under the Contract are 0.50% and 5.00%, respectively.
•For each Index-Linked Segment Option with a 0% Buffer Rate, there is no Cap Rate limitation on Index gains, and the lowest Participation Rate that may be established is 100%.
•We reserve the right to substitute the Index for an Index- Linked Segment Option during its Segment Term.
•The Contract is a single premium product. Additional premium payments will not be accepted.
•Depending on your state, or your financial professional or your financial professional's firm, certain investment options may not be available.

8. PURCHASING THE CONTRACT — How to Buy a Contract
9. FIXED SEGMENT OPTION MECHANICS
10. INDEX- LINKED SEGMENT OPTION MECHANICS
11. OPTIONS AT END OF SEGMENT TERM
13. BENEFITS AVAILABLE UNDER THE CONTRACT
APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
APPENDIX C: STATE VARIATIONS

Are there any Restrictions on Contract Benefits?
Yes.
•There are restrictions and limitations relating to benefits offered under the Contract (e.g., death benefit, Segment Lock-In).
•Except as otherwise provided, Contract benefits may not be modified or terminated by the Company.
•Withdrawals will reduce the death benefit, perhaps by more than the amount withdrawn.
•If you purchase the Rate Enhancement Rider:
oYour Participation Rates and/or Cap Rates will be higher than the standard rates we declare, but there is no guaranteed minimum increase to the standard rates.
oDaily rider charges are deducted from the Crediting Base(s) for your Index-Linked Segment Option(s). This will not trigger Bond Adjustments or Equity Adjustments. However, the reductions will reduce your Crediting Base(s), resulting in lower Segment Interim Values for the remainder of the Segment Term, and less gain or more loss, as applicable, at the end of the Segment Term.
•Depending on your state, or your financial professional or your financial professional's firm, certain benefits may not be available, or may be available on different terms.
10. INDEX- LINKED SEGMENT OPTION MECHANICS – Segment Lock-In 13. BENEFITS AVAILABLE UNDER THE CONTRACT 14. RATE ENHANCEMENT RIDER 15. DEATH BENEFIT APPENDIX C: STATE VARIATIONS
TAXES	Location in Prospectus
What are the Contract’s Tax Implications?
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), there is no additional tax benefit from the Contract.
•Withdrawals will be subject to ordinary income tax. You also may have to pay a 10% penalty tax if you take a withdrawal before age 59½.
18. TAXES
CONFLICTS OF INTEREST	Location in Prospectus
How are Investment Professionals Compensated?
Your investment professional may receive compensation for selling the Contract to you in the form of commissions, other cash compensation (e.g., bonuses) and non-cash compensation. Your investment professional may have a financial incentive to offer or recommend the Contract to you over another investment.
8. PURCHASING THE CONTRACT — Distribution of the Contract
Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your existing contract if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own your existing contract.
8. PURCHASING THE CONTRACT — Distribution of the Contract

Charges for Early Withdrawals [Text Block]
Are There Charges or
Adjustments for Early
Withdrawals?
Yes.
Surrender Charges. If you take a withdrawal during the first six Contract Years, you may be assessed a Surrender Charge of up to 8% of the amount withdrawn. For example, if you invest $100,000 in the Contract and make an early withdrawal, you could pay a Surrender Charge of up to $8,000. This loss will be greater if there are also negative Bond Adjustments, negative Equity Adjustments, taxes or tax penalties.
Bond Adjustments and Equity Adjustments –
•Bond Adjustments. If you take a withdrawal or other Surrender from a Segment Option, we may apply a Bond Adjustment, which may be negative. In extreme circumstances, you could lose up to 100% of the amount Surrendered from an Index-Linked Segment Option due to a negative Bond Adjustment. For example, if you withdraw or otherwise Surrender $100,000 from an Index-Linked Segment Option, you could lose up to $100,000 of the Surrender proceeds. In other words, $100,000 would be removed from your Index-Linked Segment Option, but in the event of a negative Bond Adjustment, it is possible that you could receive $0. Bond Adjustments may apply to a withdrawal, death benefit payment or Annuitization, regardless of when it occurs, including a Segment End Date.
•Equity Adjustments. If all or a portion of Contract value is removed from an Index-Linked Segment Option prior to a Segment End Date, we will apply an Equity Adjustment, which may be negative. In extreme circumstances, you could lose up to 100% of your investment in an Index-Linked Segment Option due to a negative Equity Adjustment. For example, if you allocate $100,000 to an Index-Linked Segment Option with a 2-year Segment Term and take a withdrawal before the 2 years have ended, you could lose your $100,000 investment. An Equity Adjustment will apply to any withdrawal, death benefit or Annuitization occurring on any day during a Segment Term other than the Segment End Date. An Equity Adjustment will also apply upon exercise of Segment Lock-In for an Index-Linked Segment Option.
•Losses due to negative Bond or Equity Adjustments will be greater if you also have to pay a Surrender Charge, taxes or tax penalties.
4. FEE TABLE
7. FEES, CHARGES AND ADJUSTMENTS — Deferred Sales Load (“Surrender Charge”), Equity Adjustment, Bond Adjustment
10. INDEX- LINKED SEGMENT OPTION MECHANICS — Segment Interim Value

Surrender Charge Phaseout Period, Years | yr	6
Surrender Charge (of Purchase Payments) Maximum [Percent]	8.00%
Surrender Charge Example Maximum [Dollars]	$ 8,000
Transaction Charges [Text Block]	Are There Transaction Charges? No. Other than Surrender Charges, Bond Adjustments and Equity Adjustments, there are no other transaction charges under the Contract. Not Applicable
Ongoing Fees and Expenses [Table Text Block]	IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES, EXPENSES AND ADJUSTMENTS		Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes.
Surrender Charges. If you take a withdrawal during the first six Contract Years, you may be assessed a Surrender Charge of up to 8% of the amount withdrawn. For example, if you invest $100,000 in the Contract and make an early withdrawal, you could pay a Surrender Charge of up to $8,000. This loss will be greater if there are also negative Bond Adjustments, negative Equity Adjustments, taxes or tax penalties.
Bond Adjustments and Equity Adjustments –
•Bond Adjustments. If you take a withdrawal or other Surrender from a Segment Option, we may apply a Bond Adjustment, which may be negative. In extreme circumstances, you could lose up to 100% of the amount Surrendered from an Index-Linked Segment Option due to a negative Bond Adjustment. For example, if you withdraw or otherwise Surrender $100,000 from an Index-Linked Segment Option, you could lose up to $100,000 of the Surrender proceeds. In other words, $100,000 would be removed from your Index-Linked Segment Option, but in the event of a negative Bond Adjustment, it is possible that you could receive $0. Bond Adjustments may apply to a withdrawal, death benefit payment or Annuitization, regardless of when it occurs, including a Segment End Date.
•Equity Adjustments. If all or a portion of Contract value is removed from an Index-Linked Segment Option prior to a Segment End Date, we will apply an Equity Adjustment, which may be negative. In extreme circumstances, you could lose up to 100% of your investment in an Index-Linked Segment Option due to a negative Equity Adjustment. For example, if you allocate $100,000 to an Index-Linked Segment Option with a 2-year Segment Term and take a withdrawal before the 2 years have ended, you could lose your $100,000 investment. An Equity Adjustment will apply to any withdrawal, death benefit or Annuitization occurring on any day during a Segment Term other than the Segment End Date. An Equity Adjustment will also apply upon exercise of Segment Lock-In for an Index-Linked Segment Option.
•Losses due to negative Bond or Equity Adjustments will be greater if you also have to pay a Surrender Charge, taxes or tax penalties.
4. FEE TABLE 7. FEES, CHARGES AND ADJUSTMENTS — Deferred Sales Load (“Surrender Charge”), Equity Adjustment, Bond Adjustment 10. INDEX- LINKED SEGMENT OPTION MECHANICS — Segment Interim Value
Are There Transaction Charges?	No. Other than Surrender Charges, Bond Adjustments and Equity Adjustments, there are no other transaction charges under the Contract.	Not Applicable

Are There Ongoing Fees and Expenses?
Yes.
Under the Index-Linked Segment Options, there is an implicit ongoing fee to the extent that your participation in Index gains is limited by our use of a Cap Rate or Participation Rate. This means that your returns may be lower than the Index’s returns. In return for accepting a limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.
The table below describes the fees and expenses that you may pay each year, depending on whether you choose the optional benefit. Please refer to your Data Page for information about the specific fees you will pay each year based on the options you have elected.
4. FEE TABLE 7. FEES, CHARGES AND ADJUSTMENTS
	Annual Fee	Minimum	Maximum
	Optional benefit available for an additional charge	0.00%	0.95%(1)
(1)As a percentage of the Crediting Base on the Segment Term Start Date for each Index-Linked Segment Option.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning the Contract, the following table shows the highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges, negative Bond Adjustments and negative Equity Adjustments that substantially increase costs.

	Lowest Annual Cost: $0.00	Highest Annual Cost: $896.80
	Assumes: • Investment of $100,000 • 5% annual appreciation • No Rate Enhancement Rider • No sales charges • No Transfers or withdrawals	Assumes: • Investment of $100,000 • 5% annual appreciation • Rate Enhancement Rider • No sales charges • No Transfers or withdrawals

RISKS	Location in Prospectus
Is there a Risk of Loss from Poor Performance?
Yes.
•You can lose money by investing in the Contract, including loss of principal and previous earnings.
•Under an Index-Linked Segment Option, the maximum amount of loss that you could experience from negative Index performance at the end of a Segment Term, after taking into account the minimum limits on Index loss currently provided under the Contract, would be: 100% loss for a 0% Buffer Rate; 90% loss for a 10% Buffer Rate; 80% loss for a 20% Buffer Rate; 10% loss for a 10% Floor Rate; or 0% loss for a 0% Floor Rate.
•The limits on Index loss offered under the Contract may change from one Segment Term to the next; however, we will always offer an Index-Linked Segment Option with a 10% Buffer Rate. As such, there will always be an Index-Linked Segment Option that limits Index losses for a single Segment Term to a maximum of 90% (although your cumulative losses over multiple Segment Terms could be greater).
•In the future, we may not offer any Index-Linked Segment Options with a floor, and we do not guarantee a minimum Floor Rate for any new Floor Segment Option that we may offer in the future.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Is this a Short-Term Investment?
No.
•The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•The Contract’s tax deferral and long-term income features are generally more beneficial to investors with a long time horizon.
•Amounts withdrawn or otherwise Surrendered under the Contract may be subject to Surrender Charges, negative Bond Adjustments and taxes and tax penalties. In addition, for Index-Linked Segment Options, withdrawals and other Surrenders before the Segment End Date may result in negative Equity Adjustments and loss of positive Index performance.
•Withdrawals and other Surrenders will reduce your Crediting Base in a Segment Option. Generally, prior to the Segment End Date, the Crediting Base for an Index-Linked Segment Option will be proportionately reduced, and the proportionate reduction could be greater than the amount Surrendered. Reductions to your Crediting Base will result in lower Segment Interim Values for the remainder of the Segment Term and less Segment Return (if any) on the Segment End Date.
•At the end of a Segment Term, Accumulated Value in the ended Segment Option will be reinvested, Transferred, withdrawn or Annuitized based on your instructions. In the absence of instructions, that amount will be re-invested in the same Segment Option for a new Segment Term (with the Cap Rate and Participation Rate or annual interest rate applicable to a new Segment Term). If the same Segment Option is no longer available, that amount will be automatically Transferred to the applicable default option.
oIf the ended Segment Option is an Index-Linked Segment Option, and that Index-Linked Segment Option is no longer available, the default option will be a 1-year Index-Linked Segment Option with the same Index and Buffer Rate or Floor Rate, if available (with the Cap Rate and Participation Rate applicable to a new Segment Term). If there is no such Segment Option available, the default option will be the Fixed Segment Option (with the annual interest rate applicable to a new Segment Term).
oIf the ended Segment Option is the Fixed Segment Option, and the Fixed Segment Option is no longer available, the default option will be the following Index-Linked Segment Option: Point-to-Point, S&P 500 Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 0% Floor.
oWe reserve the right to change the default Segment Options in the future.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

What are the Risks Associated with the Investment Options?
•An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Index-Linked Segment Options). Each investment option (including the Fixed Segment Option) has its own unique risks. You should review the available investment options before making an investment decision.
For Index-Linked Segment Options
•The Participation Rate and Cap Rate, as applicable, may limit positive Index returns (i.e., limited upside). This may result in you earning less than the Index return. For example:
oIf the Index Change is 5%, Participation Rate is 80% and Cap Rate is 10%, we would apply only 4% gain at the end of the Segment Term using the Participation Rate (i.e., 5% x 80% = 4%).
oIf the Index Change were instead 15%, we would not apply the Participation Rate, as that would result in gain (12%) exceeding the Cap Rate (10%). We would apply only 10% gain using the Cap Rate at the end of the Segment Term.
•The Buffer Rate or Floor Rate, as applicable, may limit your losses due to negative Index returns at the end of the Segment Term (e.g., limited protection in the case of market decline). Although your losses from negative Index returns may be limited, they may not be entirely prevented, and you could lose a significant amount of money. For example:
oIf the Index Change is -25% and the Buffer Rate is 10%, we will apply a 15% loss (the amount of negative Index performance that exceeds the Buffer Rate) at the end of the Segment Term.
oIf the Index Change is -25% and the Floor Rate is 10%, we will apply a 10% loss (the amount of negative Index performance up to the Floor Rate) at the end of the Segment Term.
•A 0% Buffer Rate will provide no protection from losses due to negative Index returns (i.e., no protection in the case of market decline).
•While a Floor Segment Option with a 0% Floor Rate provides complete protection from losses due to negative Index returns, like any other Index-Linked Segment Option, there may be losses due to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties.
•While a Peak Buffer Segment Option provides for potential gain in the event of negative Index returns that do not exceed the Buffer Rate, a Peak Buffer Segment Option does not provide protection from losses for any negative Index returns in excess of the Buffer Rate.
•The limit on Index loss for an Index-Linked Segment Option applies only at the end of a Segment Term. Therefore, the limit on Index loss will not apply unless you hold your investment for the entire Segment Term. Also, the limit on Index loss is only for a single Segment Term. Over multiple Segment Terms, your cumulative losses may exceed the stated limit on Index losses for any single Segment Term.
•An Index-Linked Segment Option's limit on Index loss provides no protection from negative Bond Adjustments or negative Equity Adjustments.
•Each Index either (a) is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on securities composing the Index, or (b) deducts fees and costs when calculating Index performance. This will reduce the Index return and may cause the Index (and consequently your investment in the Index-Linked Segment Option) to underperform a direct investment in the securities composing the Index.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Segment Option and Index-Linked Segment Options), guarantees or benefits of the Contract are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-852-4450.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

RESTRICTIONS	Location in Prospectus
Are there Restrictions on the Investment Options?
Yes.
•There are no restrictions that limit the Segment Options you may choose, but there are significant limitations on Transfers of Accumulated Value among Segment Options.
oTransfers are permitted only on Segment End Dates.
oTransfers are not permitted into an Index-Linked Segment Option while there is an ongoing Segment Term for that Segment Option.
•We reserve the right to add and remove Segment Options as available investment options. We guarantee that the following Segment Option will be available (subject to our right of Index substitution) for the life of the Contract: Point-to-Point, S&P 500 Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 10% Buffer.
•If we exercise our right to remove one or more Segment Options, and you do not wish to invest in any of the Segment Options that are made available for investment (which may be limited to the sole Index-Linked Segment Option that we guarantee to make available), your only option would be to take a full withdrawal or fully annuitize your Contract, which may cause you to incur Surrender Charges, a negative Bond Adjustment, or a negative Equity Adjustment, taxes and tax penalties.
•Each Index-Linked Segment Option’s limit on Index losses for a single Segment Term is guaranteed not to change, either during a Segment Term or for future Segment Terms.
•We may change the limits on Index gains from one Segment Term to the next. The lowest Cap Rate and Participation Rate that may be established under the Contract are 0.50% and 5.00%, respectively.
•For each Index-Linked Segment Option with a 0% Buffer Rate, there is no Cap Rate limitation on Index gains, and the lowest Participation Rate that may be established is 100%.
•We reserve the right to substitute the Index for an Index- Linked Segment Option during its Segment Term.
•The Contract is a single premium product. Additional premium payments will not be accepted.
•Depending on your state, or your financial professional or your financial professional's firm, certain investment options may not be available.

8. PURCHASING THE CONTRACT — How to Buy a Contract
9. FIXED SEGMENT OPTION MECHANICS
10. INDEX- LINKED SEGMENT OPTION MECHANICS
11. OPTIONS AT END OF SEGMENT TERM
13. BENEFITS AVAILABLE UNDER THE CONTRACT
APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
APPENDIX C: STATE VARIATIONS

Are there any Restrictions on Contract Benefits?
Yes.
•There are restrictions and limitations relating to benefits offered under the Contract (e.g., death benefit, Segment Lock-In).
•Except as otherwise provided, Contract benefits may not be modified or terminated by the Company.
•Withdrawals will reduce the death benefit, perhaps by more than the amount withdrawn.
•If you purchase the Rate Enhancement Rider:
oYour Participation Rates and/or Cap Rates will be higher than the standard rates we declare, but there is no guaranteed minimum increase to the standard rates.
oDaily rider charges are deducted from the Crediting Base(s) for your Index-Linked Segment Option(s). This will not trigger Bond Adjustments or Equity Adjustments. However, the reductions will reduce your Crediting Base(s), resulting in lower Segment Interim Values for the remainder of the Segment Term, and less gain or more loss, as applicable, at the end of the Segment Term.
•Depending on your state, or your financial professional or your financial professional's firm, certain benefits may not be available, or may be available on different terms.
10. INDEX- LINKED SEGMENT OPTION MECHANICS – Segment Lock-In 13. BENEFITS AVAILABLE UNDER THE CONTRACT 14. RATE ENHANCEMENT RIDER 15. DEATH BENEFIT APPENDIX C: STATE VARIATIONS
TAXES	Location in Prospectus
What are the Contract’s Tax Implications?
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), there is no additional tax benefit from the Contract.
•Withdrawals will be subject to ordinary income tax. You also may have to pay a 10% penalty tax if you take a withdrawal before age 59½.
18. TAXES
CONFLICTS OF INTEREST	Location in Prospectus
How are Investment Professionals Compensated?
Your investment professional may receive compensation for selling the Contract to you in the form of commissions, other cash compensation (e.g., bonuses) and non-cash compensation. Your investment professional may have a financial incentive to offer or recommend the Contract to you over another investment.
8. PURCHASING THE CONTRACT — Distribution of the Contract
Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your existing contract if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own your existing contract.
8. PURCHASING THE CONTRACT — Distribution of the Contract

Optional Benefits Minimum [Percent]	0.00%
Optional Benefits Maximum [Percent]	0.95%
Optional Benefits Footnotes [Text Block]
(1)As a percentage of the Crediting Base on the Segment Term Start Date for each Index-Linked Segment Option.
Applies to each Index-Linked Segment Option selected for investment, assessed as a percentage of the Crediting Base as of the Segment Term Start Date. The charge is deducted daily from the Crediting Base(s). The Crediting Base is reduced by the dollar amount of the daily charge. The reduction is not proportionate, even when deducted prior to the Segment End Date. The deduction will not trigger a Bond Adjustment or Equity Adjustment.
Lowest and Highest Annual Cost [Table Text Block]	IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES, EXPENSES AND ADJUSTMENTS		Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes.
Surrender Charges. If you take a withdrawal during the first six Contract Years, you may be assessed a Surrender Charge of up to 8% of the amount withdrawn. For example, if you invest $100,000 in the Contract and make an early withdrawal, you could pay a Surrender Charge of up to $8,000. This loss will be greater if there are also negative Bond Adjustments, negative Equity Adjustments, taxes or tax penalties.
Bond Adjustments and Equity Adjustments –
•Bond Adjustments. If you take a withdrawal or other Surrender from a Segment Option, we may apply a Bond Adjustment, which may be negative. In extreme circumstances, you could lose up to 100% of the amount Surrendered from an Index-Linked Segment Option due to a negative Bond Adjustment. For example, if you withdraw or otherwise Surrender $100,000 from an Index-Linked Segment Option, you could lose up to $100,000 of the Surrender proceeds. In other words, $100,000 would be removed from your Index-Linked Segment Option, but in the event of a negative Bond Adjustment, it is possible that you could receive $0. Bond Adjustments may apply to a withdrawal, death benefit payment or Annuitization, regardless of when it occurs, including a Segment End Date.
•Equity Adjustments. If all or a portion of Contract value is removed from an Index-Linked Segment Option prior to a Segment End Date, we will apply an Equity Adjustment, which may be negative. In extreme circumstances, you could lose up to 100% of your investment in an Index-Linked Segment Option due to a negative Equity Adjustment. For example, if you allocate $100,000 to an Index-Linked Segment Option with a 2-year Segment Term and take a withdrawal before the 2 years have ended, you could lose your $100,000 investment. An Equity Adjustment will apply to any withdrawal, death benefit or Annuitization occurring on any day during a Segment Term other than the Segment End Date. An Equity Adjustment will also apply upon exercise of Segment Lock-In for an Index-Linked Segment Option.
•Losses due to negative Bond or Equity Adjustments will be greater if you also have to pay a Surrender Charge, taxes or tax penalties.
4. FEE TABLE 7. FEES, CHARGES AND ADJUSTMENTS — Deferred Sales Load (“Surrender Charge”), Equity Adjustment, Bond Adjustment 10. INDEX- LINKED SEGMENT OPTION MECHANICS — Segment Interim Value
Are There Transaction Charges?	No. Other than Surrender Charges, Bond Adjustments and Equity Adjustments, there are no other transaction charges under the Contract.	Not Applicable

Are There Ongoing Fees and Expenses?
Yes.
Under the Index-Linked Segment Options, there is an implicit ongoing fee to the extent that your participation in Index gains is limited by our use of a Cap Rate or Participation Rate. This means that your returns may be lower than the Index’s returns. In return for accepting a limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.
The table below describes the fees and expenses that you may pay each year, depending on whether you choose the optional benefit. Please refer to your Data Page for information about the specific fees you will pay each year based on the options you have elected.
4. FEE TABLE 7. FEES, CHARGES AND ADJUSTMENTS
	Annual Fee	Minimum	Maximum
	Optional benefit available for an additional charge	0.00%	0.95%(1)
(1)As a percentage of the Crediting Base on the Segment Term Start Date for each Index-Linked Segment Option.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning the Contract, the following table shows the highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges, negative Bond Adjustments and negative Equity Adjustments that substantially increase costs.

	Lowest Annual Cost: $0.00	Highest Annual Cost: $896.80
	Assumes: • Investment of $100,000 • 5% annual appreciation • No Rate Enhancement Rider • No sales charges • No Transfers or withdrawals	Assumes: • Investment of $100,000 • 5% annual appreciation • Rate Enhancement Rider • No sales charges • No Transfers or withdrawals

RISKS	Location in Prospectus
Is there a Risk of Loss from Poor Performance?
Yes.
•You can lose money by investing in the Contract, including loss of principal and previous earnings.
•Under an Index-Linked Segment Option, the maximum amount of loss that you could experience from negative Index performance at the end of a Segment Term, after taking into account the minimum limits on Index loss currently provided under the Contract, would be: 100% loss for a 0% Buffer Rate; 90% loss for a 10% Buffer Rate; 80% loss for a 20% Buffer Rate; 10% loss for a 10% Floor Rate; or 0% loss for a 0% Floor Rate.
•The limits on Index loss offered under the Contract may change from one Segment Term to the next; however, we will always offer an Index-Linked Segment Option with a 10% Buffer Rate. As such, there will always be an Index-Linked Segment Option that limits Index losses for a single Segment Term to a maximum of 90% (although your cumulative losses over multiple Segment Terms could be greater).
•In the future, we may not offer any Index-Linked Segment Options with a floor, and we do not guarantee a minimum Floor Rate for any new Floor Segment Option that we may offer in the future.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Is this a Short-Term Investment?
No.
•The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•The Contract’s tax deferral and long-term income features are generally more beneficial to investors with a long time horizon.
•Amounts withdrawn or otherwise Surrendered under the Contract may be subject to Surrender Charges, negative Bond Adjustments and taxes and tax penalties. In addition, for Index-Linked Segment Options, withdrawals and other Surrenders before the Segment End Date may result in negative Equity Adjustments and loss of positive Index performance.
•Withdrawals and other Surrenders will reduce your Crediting Base in a Segment Option. Generally, prior to the Segment End Date, the Crediting Base for an Index-Linked Segment Option will be proportionately reduced, and the proportionate reduction could be greater than the amount Surrendered. Reductions to your Crediting Base will result in lower Segment Interim Values for the remainder of the Segment Term and less Segment Return (if any) on the Segment End Date.
•At the end of a Segment Term, Accumulated Value in the ended Segment Option will be reinvested, Transferred, withdrawn or Annuitized based on your instructions. In the absence of instructions, that amount will be re-invested in the same Segment Option for a new Segment Term (with the Cap Rate and Participation Rate or annual interest rate applicable to a new Segment Term). If the same Segment Option is no longer available, that amount will be automatically Transferred to the applicable default option.
oIf the ended Segment Option is an Index-Linked Segment Option, and that Index-Linked Segment Option is no longer available, the default option will be a 1-year Index-Linked Segment Option with the same Index and Buffer Rate or Floor Rate, if available (with the Cap Rate and Participation Rate applicable to a new Segment Term). If there is no such Segment Option available, the default option will be the Fixed Segment Option (with the annual interest rate applicable to a new Segment Term).
oIf the ended Segment Option is the Fixed Segment Option, and the Fixed Segment Option is no longer available, the default option will be the following Index-Linked Segment Option: Point-to-Point, S&P 500 Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 0% Floor.
oWe reserve the right to change the default Segment Options in the future.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

What are the Risks Associated with the Investment Options?
•An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Index-Linked Segment Options). Each investment option (including the Fixed Segment Option) has its own unique risks. You should review the available investment options before making an investment decision.
For Index-Linked Segment Options
•The Participation Rate and Cap Rate, as applicable, may limit positive Index returns (i.e., limited upside). This may result in you earning less than the Index return. For example:
oIf the Index Change is 5%, Participation Rate is 80% and Cap Rate is 10%, we would apply only 4% gain at the end of the Segment Term using the Participation Rate (i.e., 5% x 80% = 4%).
oIf the Index Change were instead 15%, we would not apply the Participation Rate, as that would result in gain (12%) exceeding the Cap Rate (10%). We would apply only 10% gain using the Cap Rate at the end of the Segment Term.
•The Buffer Rate or Floor Rate, as applicable, may limit your losses due to negative Index returns at the end of the Segment Term (e.g., limited protection in the case of market decline). Although your losses from negative Index returns may be limited, they may not be entirely prevented, and you could lose a significant amount of money. For example:
oIf the Index Change is -25% and the Buffer Rate is 10%, we will apply a 15% loss (the amount of negative Index performance that exceeds the Buffer Rate) at the end of the Segment Term.
oIf the Index Change is -25% and the Floor Rate is 10%, we will apply a 10% loss (the amount of negative Index performance up to the Floor Rate) at the end of the Segment Term.
•A 0% Buffer Rate will provide no protection from losses due to negative Index returns (i.e., no protection in the case of market decline).
•While a Floor Segment Option with a 0% Floor Rate provides complete protection from losses due to negative Index returns, like any other Index-Linked Segment Option, there may be losses due to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties.
•While a Peak Buffer Segment Option provides for potential gain in the event of negative Index returns that do not exceed the Buffer Rate, a Peak Buffer Segment Option does not provide protection from losses for any negative Index returns in excess of the Buffer Rate.
•The limit on Index loss for an Index-Linked Segment Option applies only at the end of a Segment Term. Therefore, the limit on Index loss will not apply unless you hold your investment for the entire Segment Term. Also, the limit on Index loss is only for a single Segment Term. Over multiple Segment Terms, your cumulative losses may exceed the stated limit on Index losses for any single Segment Term.
•An Index-Linked Segment Option's limit on Index loss provides no protection from negative Bond Adjustments or negative Equity Adjustments.
•Each Index either (a) is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on securities composing the Index, or (b) deducts fees and costs when calculating Index performance. This will reduce the Index return and may cause the Index (and consequently your investment in the Index-Linked Segment Option) to underperform a direct investment in the securities composing the Index.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Segment Option and Index-Linked Segment Options), guarantees or benefits of the Contract are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-852-4450.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

RESTRICTIONS	Location in Prospectus
Are there Restrictions on the Investment Options?
Yes.
•There are no restrictions that limit the Segment Options you may choose, but there are significant limitations on Transfers of Accumulated Value among Segment Options.
oTransfers are permitted only on Segment End Dates.
oTransfers are not permitted into an Index-Linked Segment Option while there is an ongoing Segment Term for that Segment Option.
•We reserve the right to add and remove Segment Options as available investment options. We guarantee that the following Segment Option will be available (subject to our right of Index substitution) for the life of the Contract: Point-to-Point, S&P 500 Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 10% Buffer.
•If we exercise our right to remove one or more Segment Options, and you do not wish to invest in any of the Segment Options that are made available for investment (which may be limited to the sole Index-Linked Segment Option that we guarantee to make available), your only option would be to take a full withdrawal or fully annuitize your Contract, which may cause you to incur Surrender Charges, a negative Bond Adjustment, or a negative Equity Adjustment, taxes and tax penalties.
•Each Index-Linked Segment Option’s limit on Index losses for a single Segment Term is guaranteed not to change, either during a Segment Term or for future Segment Terms.
•We may change the limits on Index gains from one Segment Term to the next. The lowest Cap Rate and Participation Rate that may be established under the Contract are 0.50% and 5.00%, respectively.
•For each Index-Linked Segment Option with a 0% Buffer Rate, there is no Cap Rate limitation on Index gains, and the lowest Participation Rate that may be established is 100%.
•We reserve the right to substitute the Index for an Index- Linked Segment Option during its Segment Term.
•The Contract is a single premium product. Additional premium payments will not be accepted.
•Depending on your state, or your financial professional or your financial professional's firm, certain investment options may not be available.

8. PURCHASING THE CONTRACT — How to Buy a Contract
9. FIXED SEGMENT OPTION MECHANICS
10. INDEX- LINKED SEGMENT OPTION MECHANICS
11. OPTIONS AT END OF SEGMENT TERM
13. BENEFITS AVAILABLE UNDER THE CONTRACT
APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
APPENDIX C: STATE VARIATIONS

Are there any Restrictions on Contract Benefits?
Yes.
•There are restrictions and limitations relating to benefits offered under the Contract (e.g., death benefit, Segment Lock-In).
•Except as otherwise provided, Contract benefits may not be modified or terminated by the Company.
•Withdrawals will reduce the death benefit, perhaps by more than the amount withdrawn.
•If you purchase the Rate Enhancement Rider:
oYour Participation Rates and/or Cap Rates will be higher than the standard rates we declare, but there is no guaranteed minimum increase to the standard rates.
oDaily rider charges are deducted from the Crediting Base(s) for your Index-Linked Segment Option(s). This will not trigger Bond Adjustments or Equity Adjustments. However, the reductions will reduce your Crediting Base(s), resulting in lower Segment Interim Values for the remainder of the Segment Term, and less gain or more loss, as applicable, at the end of the Segment Term.
•Depending on your state, or your financial professional or your financial professional's firm, certain benefits may not be available, or may be available on different terms.
10. INDEX- LINKED SEGMENT OPTION MECHANICS – Segment Lock-In 13. BENEFITS AVAILABLE UNDER THE CONTRACT 14. RATE ENHANCEMENT RIDER 15. DEATH BENEFIT APPENDIX C: STATE VARIATIONS
TAXES	Location in Prospectus
What are the Contract’s Tax Implications?
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), there is no additional tax benefit from the Contract.
•Withdrawals will be subject to ordinary income tax. You also may have to pay a 10% penalty tax if you take a withdrawal before age 59½.
18. TAXES
CONFLICTS OF INTEREST	Location in Prospectus
How are Investment Professionals Compensated?
Your investment professional may receive compensation for selling the Contract to you in the form of commissions, other cash compensation (e.g., bonuses) and non-cash compensation. Your investment professional may have a financial incentive to offer or recommend the Contract to you over another investment.
8. PURCHASING THE CONTRACT — Distribution of the Contract
Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your existing contract if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own your existing contract.
8. PURCHASING THE CONTRACT — Distribution of the Contract

Lowest Annual Cost [Dollars]	$ 0.00
Highest Annual Cost [Dollars]	$ 896.80
Lowest Annual Cost Footnotes [Text Block]	Assumes: • Investment of $100,000 • 5% annual appreciation • No Rate Enhancement Rider • No sales charges • No Transfers or withdrawals
Highest Annual Cost Footnotes [Text Block]	Assumes: • Investment of $100,000 • 5% annual appreciation • Rate Enhancement Rider • No sales charges • No Transfers or withdrawals
Risks [Table Text Block]	IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

FEES, EXPENSES AND ADJUSTMENTS		Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes.
Surrender Charges. If you take a withdrawal during the first six Contract Years, you may be assessed a Surrender Charge of up to 8% of the amount withdrawn. For example, if you invest $100,000 in the Contract and make an early withdrawal, you could pay a Surrender Charge of up to $8,000. This loss will be greater if there are also negative Bond Adjustments, negative Equity Adjustments, taxes or tax penalties.
Bond Adjustments and Equity Adjustments –
•Bond Adjustments. If you take a withdrawal or other Surrender from a Segment Option, we may apply a Bond Adjustment, which may be negative. In extreme circumstances, you could lose up to 100% of the amount Surrendered from an Index-Linked Segment Option due to a negative Bond Adjustment. For example, if you withdraw or otherwise Surrender $100,000 from an Index-Linked Segment Option, you could lose up to $100,000 of the Surrender proceeds. In other words, $100,000 would be removed from your Index-Linked Segment Option, but in the event of a negative Bond Adjustment, it is possible that you could receive $0. Bond Adjustments may apply to a withdrawal, death benefit payment or Annuitization, regardless of when it occurs, including a Segment End Date.
•Equity Adjustments. If all or a portion of Contract value is removed from an Index-Linked Segment Option prior to a Segment End Date, we will apply an Equity Adjustment, which may be negative. In extreme circumstances, you could lose up to 100% of your investment in an Index-Linked Segment Option due to a negative Equity Adjustment. For example, if you allocate $100,000 to an Index-Linked Segment Option with a 2-year Segment Term and take a withdrawal before the 2 years have ended, you could lose your $100,000 investment. An Equity Adjustment will apply to any withdrawal, death benefit or Annuitization occurring on any day during a Segment Term other than the Segment End Date. An Equity Adjustment will also apply upon exercise of Segment Lock-In for an Index-Linked Segment Option.
•Losses due to negative Bond or Equity Adjustments will be greater if you also have to pay a Surrender Charge, taxes or tax penalties.
4. FEE TABLE 7. FEES, CHARGES AND ADJUSTMENTS — Deferred Sales Load (“Surrender Charge”), Equity Adjustment, Bond Adjustment 10. INDEX- LINKED SEGMENT OPTION MECHANICS — Segment Interim Value
Are There Transaction Charges?	No. Other than Surrender Charges, Bond Adjustments and Equity Adjustments, there are no other transaction charges under the Contract.	Not Applicable

Are There Ongoing Fees and Expenses?
Yes.
Under the Index-Linked Segment Options, there is an implicit ongoing fee to the extent that your participation in Index gains is limited by our use of a Cap Rate or Participation Rate. This means that your returns may be lower than the Index’s returns. In return for accepting a limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.
The table below describes the fees and expenses that you may pay each year, depending on whether you choose the optional benefit. Please refer to your Data Page for information about the specific fees you will pay each year based on the options you have elected.
4. FEE TABLE 7. FEES, CHARGES AND ADJUSTMENTS
	Annual Fee	Minimum	Maximum
	Optional benefit available for an additional charge	0.00%	0.95%(1)
(1)As a percentage of the Crediting Base on the Segment Term Start Date for each Index-Linked Segment Option.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning the Contract, the following table shows the highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges, negative Bond Adjustments and negative Equity Adjustments that substantially increase costs.

	Lowest Annual Cost: $0.00	Highest Annual Cost: $896.80
	Assumes: • Investment of $100,000 • 5% annual appreciation • No Rate Enhancement Rider • No sales charges • No Transfers or withdrawals	Assumes: • Investment of $100,000 • 5% annual appreciation • Rate Enhancement Rider • No sales charges • No Transfers or withdrawals

RISKS	Location in Prospectus
Is there a Risk of Loss from Poor Performance?
Yes.
•You can lose money by investing in the Contract, including loss of principal and previous earnings.
•Under an Index-Linked Segment Option, the maximum amount of loss that you could experience from negative Index performance at the end of a Segment Term, after taking into account the minimum limits on Index loss currently provided under the Contract, would be: 100% loss for a 0% Buffer Rate; 90% loss for a 10% Buffer Rate; 80% loss for a 20% Buffer Rate; 10% loss for a 10% Floor Rate; or 0% loss for a 0% Floor Rate.
•The limits on Index loss offered under the Contract may change from one Segment Term to the next; however, we will always offer an Index-Linked Segment Option with a 10% Buffer Rate. As such, there will always be an Index-Linked Segment Option that limits Index losses for a single Segment Term to a maximum of 90% (although your cumulative losses over multiple Segment Terms could be greater).
•In the future, we may not offer any Index-Linked Segment Options with a floor, and we do not guarantee a minimum Floor Rate for any new Floor Segment Option that we may offer in the future.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Is this a Short-Term Investment?
No.
•The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•The Contract’s tax deferral and long-term income features are generally more beneficial to investors with a long time horizon.
•Amounts withdrawn or otherwise Surrendered under the Contract may be subject to Surrender Charges, negative Bond Adjustments and taxes and tax penalties. In addition, for Index-Linked Segment Options, withdrawals and other Surrenders before the Segment End Date may result in negative Equity Adjustments and loss of positive Index performance.
•Withdrawals and other Surrenders will reduce your Crediting Base in a Segment Option. Generally, prior to the Segment End Date, the Crediting Base for an Index-Linked Segment Option will be proportionately reduced, and the proportionate reduction could be greater than the amount Surrendered. Reductions to your Crediting Base will result in lower Segment Interim Values for the remainder of the Segment Term and less Segment Return (if any) on the Segment End Date.
•At the end of a Segment Term, Accumulated Value in the ended Segment Option will be reinvested, Transferred, withdrawn or Annuitized based on your instructions. In the absence of instructions, that amount will be re-invested in the same Segment Option for a new Segment Term (with the Cap Rate and Participation Rate or annual interest rate applicable to a new Segment Term). If the same Segment Option is no longer available, that amount will be automatically Transferred to the applicable default option.
oIf the ended Segment Option is an Index-Linked Segment Option, and that Index-Linked Segment Option is no longer available, the default option will be a 1-year Index-Linked Segment Option with the same Index and Buffer Rate or Floor Rate, if available (with the Cap Rate and Participation Rate applicable to a new Segment Term). If there is no such Segment Option available, the default option will be the Fixed Segment Option (with the annual interest rate applicable to a new Segment Term).
oIf the ended Segment Option is the Fixed Segment Option, and the Fixed Segment Option is no longer available, the default option will be the following Index-Linked Segment Option: Point-to-Point, S&P 500 Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 0% Floor.
oWe reserve the right to change the default Segment Options in the future.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

What are the Risks Associated with the Investment Options?
•An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Index-Linked Segment Options). Each investment option (including the Fixed Segment Option) has its own unique risks. You should review the available investment options before making an investment decision.
For Index-Linked Segment Options
•The Participation Rate and Cap Rate, as applicable, may limit positive Index returns (i.e., limited upside). This may result in you earning less than the Index return. For example:
oIf the Index Change is 5%, Participation Rate is 80% and Cap Rate is 10%, we would apply only 4% gain at the end of the Segment Term using the Participation Rate (i.e., 5% x 80% = 4%).
oIf the Index Change were instead 15%, we would not apply the Participation Rate, as that would result in gain (12%) exceeding the Cap Rate (10%). We would apply only 10% gain using the Cap Rate at the end of the Segment Term.
•The Buffer Rate or Floor Rate, as applicable, may limit your losses due to negative Index returns at the end of the Segment Term (e.g., limited protection in the case of market decline). Although your losses from negative Index returns may be limited, they may not be entirely prevented, and you could lose a significant amount of money. For example:
oIf the Index Change is -25% and the Buffer Rate is 10%, we will apply a 15% loss (the amount of negative Index performance that exceeds the Buffer Rate) at the end of the Segment Term.
oIf the Index Change is -25% and the Floor Rate is 10%, we will apply a 10% loss (the amount of negative Index performance up to the Floor Rate) at the end of the Segment Term.
•A 0% Buffer Rate will provide no protection from losses due to negative Index returns (i.e., no protection in the case of market decline).
•While a Floor Segment Option with a 0% Floor Rate provides complete protection from losses due to negative Index returns, like any other Index-Linked Segment Option, there may be losses due to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties.
•While a Peak Buffer Segment Option provides for potential gain in the event of negative Index returns that do not exceed the Buffer Rate, a Peak Buffer Segment Option does not provide protection from losses for any negative Index returns in excess of the Buffer Rate.
•The limit on Index loss for an Index-Linked Segment Option applies only at the end of a Segment Term. Therefore, the limit on Index loss will not apply unless you hold your investment for the entire Segment Term. Also, the limit on Index loss is only for a single Segment Term. Over multiple Segment Terms, your cumulative losses may exceed the stated limit on Index losses for any single Segment Term.
•An Index-Linked Segment Option's limit on Index loss provides no protection from negative Bond Adjustments or negative Equity Adjustments.
•Each Index either (a) is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on securities composing the Index, or (b) deducts fees and costs when calculating Index performance. This will reduce the Index return and may cause the Index (and consequently your investment in the Index-Linked Segment Option) to underperform a direct investment in the securities composing the Index.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Segment Option and Index-Linked Segment Options), guarantees or benefits of the Contract are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-852-4450.
5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

RESTRICTIONS	Location in Prospectus
Are there Restrictions on the Investment Options?
Yes.
•There are no restrictions that limit the Segment Options you may choose, but there are significant limitations on Transfers of Accumulated Value among Segment Options.
oTransfers are permitted only on Segment End Dates.
oTransfers are not permitted into an Index-Linked Segment Option while there is an ongoing Segment Term for that Segment Option.
•We reserve the right to add and remove Segment Options as available investment options. We guarantee that the following Segment Option will be available (subject to our right of Index substitution) for the life of the Contract: Point-to-Point, S&P 500 Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 10% Buffer.
•If we exercise our right to remove one or more Segment Options, and you do not wish to invest in any of the Segment Options that are made available for investment (which may be limited to the sole Index-Linked Segment Option that we guarantee to make available), your only option would be to take a full withdrawal or fully annuitize your Contract, which may cause you to incur Surrender Charges, a negative Bond Adjustment, or a negative Equity Adjustment, taxes and tax penalties.
•Each Index-Linked Segment Option’s limit on Index losses for a single Segment Term is guaranteed not to change, either during a Segment Term or for future Segment Terms.
•We may change the limits on Index gains from one Segment Term to the next. The lowest Cap Rate and Participation Rate that may be established under the Contract are 0.50% and 5.00%, respectively.
•For each Index-Linked Segment Option with a 0% Buffer Rate, there is no Cap Rate limitation on Index gains, and the lowest Participation Rate that may be established is 100%.
•We reserve the right to substitute the Index for an Index- Linked Segment Option during its Segment Term.
•The Contract is a single premium product. Additional premium payments will not be accepted.
•Depending on your state, or your financial professional or your financial professional's firm, certain investment options may not be available.

8. PURCHASING THE CONTRACT — How to Buy a Contract
9. FIXED SEGMENT OPTION MECHANICS
10. INDEX- LINKED SEGMENT OPTION MECHANICS
11. OPTIONS AT END OF SEGMENT TERM
13. BENEFITS AVAILABLE UNDER THE CONTRACT
APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
APPENDIX C: STATE VARIATIONS

Are there any Restrictions on Contract Benefits?
Yes.
•There are restrictions and limitations relating to benefits offered under the Contract (e.g., death benefit, Segment Lock-In).
•Except as otherwise provided, Contract benefits may not be modified or terminated by the Company.
•Withdrawals will reduce the death benefit, perhaps by more than the amount withdrawn.
•If you purchase the Rate Enhancement Rider:
oYour Participation Rates and/or Cap Rates will be higher than the standard rates we declare, but there is no guaranteed minimum increase to the standard rates.
oDaily rider charges are deducted from the Crediting Base(s) for your Index-Linked Segment Option(s). This will not trigger Bond Adjustments or Equity Adjustments. However, the reductions will reduce your Crediting Base(s), resulting in lower Segment Interim Values for the remainder of the Segment Term, and less gain or more loss, as applicable, at the end of the Segment Term.
•Depending on your state, or your financial professional or your financial professional's firm, certain benefits may not be available, or may be available on different terms.
10. INDEX- LINKED SEGMENT OPTION MECHANICS – Segment Lock-In 13. BENEFITS AVAILABLE UNDER THE CONTRACT 14. RATE ENHANCEMENT RIDER 15. DEATH BENEFIT APPENDIX C: STATE VARIATIONS
TAXES	Location in Prospectus
What are the Contract’s Tax Implications?
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), there is no additional tax benefit from the Contract.
•Withdrawals will be subject to ordinary income tax. You also may have to pay a 10% penalty tax if you take a withdrawal before age 59½.
18. TAXES
CONFLICTS OF INTEREST	Location in Prospectus
How are Investment Professionals Compensated?
Your investment professional may receive compensation for selling the Contract to you in the form of commissions, other cash compensation (e.g., bonuses) and non-cash compensation. Your investment professional may have a financial incentive to offer or recommend the Contract to you over another investment.
8. PURCHASING THE CONTRACT — Distribution of the Contract
Should I Exchange My Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your existing contract if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own your existing contract.
8. PURCHASING THE CONTRACT — Distribution of the Contract

Investment Restrictions [Text Block]
Yes.
•There are no restrictions that limit the Segment Options you may choose, but there are significant limitations on Transfers of Accumulated Value among Segment Options.
oTransfers are permitted only on Segment End Dates.
oTransfers are not permitted into an Index-Linked Segment Option while there is an ongoing Segment Term for that Segment Option.
•We reserve the right to add and remove Segment Options as available investment options. We guarantee that the following Segment Option will be available (subject to our right of Index substitution) for the life of the Contract: Point-to-Point, S&P 500 Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 10% Buffer.
•If we exercise our right to remove one or more Segment Options, and you do not wish to invest in any of the Segment Options that are made available for investment (which may be limited to the sole Index-Linked Segment Option that we guarantee to make available), your only option would be to take a full withdrawal or fully annuitize your Contract, which may cause you to incur Surrender Charges, a negative Bond Adjustment, or a negative Equity Adjustment, taxes and tax penalties.
•Each Index-Linked Segment Option’s limit on Index losses for a single Segment Term is guaranteed not to change, either during a Segment Term or for future Segment Terms.
•We may change the limits on Index gains from one Segment Term to the next. The lowest Cap Rate and Participation Rate that may be established under the Contract are 0.50% and 5.00%, respectively.
•For each Index-Linked Segment Option with a 0% Buffer Rate, there is no Cap Rate limitation on Index gains, and the lowest Participation Rate that may be established is 100%.
•We reserve the right to substitute the Index for an Index- Linked Segment Option during its Segment Term.
•The Contract is a single premium product. Additional premium payments will not be accepted.
•Depending on your state, or your financial professional or your financial professional's firm, certain investment options may not be available.

Key Information, Benefit Restrictions [Text Block]
Yes.
•There are restrictions and limitations relating to benefits offered under the Contract (e.g., death benefit, Segment Lock-In).
•Except as otherwise provided, Contract benefits may not be modified or terminated by the Company.
•Withdrawals will reduce the death benefit, perhaps by more than the amount withdrawn.
•If you purchase the Rate Enhancement Rider:
oYour Participation Rates and/or Cap Rates will be higher than the standard rates we declare, but there is no guaranteed minimum increase to the standard rates.
oDaily rider charges are deducted from the Crediting Base(s) for your Index-Linked Segment Option(s). This will not trigger Bond Adjustments or Equity Adjustments. However, the reductions will reduce your Crediting Base(s), resulting in lower Segment Interim Values for the remainder of the Segment Term, and less gain or more loss, as applicable, at the end of the Segment Term.
•Depending on your state, or your financial professional or your financial professional's firm, certain benefits may not be available, or may be available on different terms.

Tax Implications [Text Block]
•You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), there is no additional tax benefit from the Contract.
•Withdrawals will be subject to ordinary income tax. You also may have to pay a 10% penalty tax if you take a withdrawal before age 59½.

Investment Professional Compensation [Text Block]
Your investment professional may receive compensation for selling the Contract to you in the form of commissions, other cash compensation (e.g., bonuses) and non-cash compensation. Your investment professional may have a financial incentive to offer or recommend the Contract to you over another investment.

Exchanges [Text Block]
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your existing contract if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new contract rather than continue to own your existing contract.

Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	FEE TABLE
The following tables describe the fees, expenses and adjustments that you will pay when buying, owning and making withdrawals or other Surrenders from a Segment Option or from the Contract. Please refer to your Contract Data Pages for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses you will pay at the time that you buy the Contract, make withdrawals or other Surrenders from a Segment Option or from the Contract, or transfer Contract value between Segment Options. State premium taxes may also be deducted.

Transaction Expenses
Surrender Charge(1)
(as a percentage of the amount Surrendered)    8%
(1)Surrender Charges apply to withdrawals during the first six Contract Years. The Surrender Charge declines during the first six Contract Years according to the following schedule:

Contract Year	Surrender Charge (as a percentage of the amount Surrendered)
1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8%
2 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8%
3 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7%
4 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6%
5 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5%
6 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4%
7+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0%
The Free Surrender Amount for a Contract Year will be equal to the greater of (i) 10% of your Premium Payment or (ii) your RMD amount, as applicable. For Contracts with applications signed on or after May 1, 2025, the Free Surrender Amount may be withdrawn from the Contract without a Surrender Charge or a Bond Adjustment, but may be subject to Equity Adjustments and taxes and tax penalties. For Contracts with applications signed before May 1, 2025, the Free Surrender Amount may be withdrawn from the Contract without a Surrender Charge, but may be subject to Bond Adjustments, Equity Adjustments and taxes and tax penalties.

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract value is removed from a Segment Option or from the Contract before the expiration of a specified period.

Adjustments
Bond Adjustment Maximum Potential Loss(1)
(as a percentage of the amount Surrendered from an Index-Linked Segment Option)    100%
Equity Adjustment Maximum Potential Loss(2)
(as a percentage of your investment in an Index-Linked Segment Option)    100%
(1)For Contracts with applications signed on or after May 1, 2025: Except as otherwise provided below, a Bond Adjustment will apply to the following regardless of when it occurs (even a Segment End Date): (i) any withdrawal in excess of the Free Surrender Amount; (ii) any Annuitization; or (iii) any death benefit. Note: A Bond Adjustment does not apply to RMD withdrawals, as RMD withdrawals will be withdrawals of the Free Surrender Amount.
For Contracts with applications signed before May 1, 2025: Except as otherwise provided below, a Bond Adjustment will apply to the following regardless of when it occurs (even a Segment End Date): (i) any withdrawal; (ii) any Annuitization; or (iii) any death benefit. Note: Bond Adjustments do apply to withdrawals of the Free Surrender Amount.
For all Contracts: A Bond Adjustment does not apply to withdrawals or other Surrenders deducted from the Initial Holding Account. The Bond Adjustment will be 0% on every Segment Anniversary evenly divisible by 6 (e.g., 6, 12, 18, etc.). A Bond Adjustment does not apply upon exercise of the Contract’s free look rights. For the Fixed Segment Option, the maximum amount of loss due to a Bond Adjustment is subject to the Standard Nonforfeiture Law for Individual Deferred Annuities, which means the minimum amount available from the Fixed Segment Option will not be less than the minimum nonforfeiture amount under state law.
(2)An Equity Adjustment will apply upon any withdrawal, Annuitization or death benefit from an Index-Linked Segment Option prior to the Segment End Date. An Equity Adjustment will also apply upon exercise of Segment Lock-In for an Index-Linked Segment Option.
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract. If you choose to purchase the optional benefit, you will pay additional charges, as shown below.
Annual Contract Expenses
Optional Benefit Expense – Rate Enhancement Rider(1)
(as a percentage of each Index-Linked Segment Option Crediting Base)    0.95%

(1) Applies to each Index-Linked Segment Option selected for investment, assessed as a percentage of the Crediting Base as of the Segment Term Start Date. The charge is deducted daily from the Crediting Base(s). The Crediting Base is reduced by the dollar amount of the daily charge. The reduction is not proportionate, even when deducted prior to the Segment End Date. The deduction will not trigger a Bond Adjustment or Equity Adjustment.
In addition to the fee described above, we may limit the amount you can earn on the Index-Linked Segment Options. This means your returns may be lower than the Index’s returns. In return for accepting a limit on Index gains, you will receive some protection from Index losses.
Transaction Expenses [Table Text Block]
Transaction Expenses
Surrender Charge(1)
(as a percentage of the amount Surrendered)    8%
(1)Surrender Charges apply to withdrawals during the first six Contract Years. The Surrender Charge declines during the first six Contract Years according to the following schedule:

Contract Year	Surrender Charge (as a percentage of the amount Surrendered)
1 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8%
2 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8%
3 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7%
4 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6%
5 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5%
6 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4%
7+ . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0%
The Free Surrender Amount for a Contract Year will be equal to the greater of (i) 10% of your Premium Payment or (ii) your RMD amount, as applicable. For Contracts with applications signed on or after May 1, 2025, the Free Surrender Amount may be withdrawn from the Contract without a Surrender Charge or a Bond Adjustment, but may be subject to Equity Adjustments and taxes and tax penalties. For Contracts with applications signed before May 1, 2025, the Free Surrender Amount may be withdrawn from the Contract without a Surrender Charge, but may be subject to Bond Adjustments, Equity Adjustments and taxes and tax penalties.
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	8.00%
Deferred Sales Load, Footnotes [Text Block]	Surrender Charges apply to withdrawals during the first six Contract Years. The Surrender Charge declines during the first six Contract Years according to the following schedule:
Annual Contract Expenses [Table Text Block]
Annual Contract Expenses
Optional Benefit Expense – Rate Enhancement Rider(1)
(as a percentage of each Index-Linked Segment Option Crediting Base)    0.95%

(1) Applies to each Index-Linked Segment Option selected for investment, assessed as a percentage of the Crediting Base as of the Segment Term Start Date. The charge is deducted daily from the Crediting Base(s). The Crediting Base is reduced by the dollar amount of the daily charge. The reduction is not proportionate, even when deducted prior to the Segment End Date. The deduction will not trigger a Bond Adjustment or Equity Adjustment.

Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.95%
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Risk of Loss in Index-Linked Segment Options
An investment in this Contract is subject to the risk of poor investment performance of the Index-Linked Segment Options to which you have allocated Accumulated Value. You can lose money by investing in this Contract, including loss of principal and/or prior earnings. While limited protection from Index losses may be provided under your Contract through a Buffer Segment Option, Peak Buffer Segment Option or Floor Segment Option, you bear some level of the risk of decline in your Contract’s Accumulated Value resulting from the performance of the Index-Linked Segment Options. The risk of losses may be significant.
Because of potential Equity Adjustments and/or Bond Adjustments, in extreme circumstances, it is possible the total loss could be 100% (i.e., a complete loss of your Premium Payment and any prior earnings) even if your Contract is outside of the Surrender Charge period. While the Equity Adjustment only applies on dates other than the Segment End Date, the Bond Adjustment may always apply, even on the Segment End Date. For additional information, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS.

Risk of Loss in Exercising Free Look
Upon exercising your free look rights, the amount we will return to you will be based on the state law applicable to your Contract as follows:
•In the states that require us to return your Premium Payment, we will return your Premium Payment without any interest earned.
•In states where we return your Contract Accumulated Value, the free look amount will be the Contract Accumulated Value plus any premium tax charge deducted. If you have elected to have taxes withheld, we will subtract any applicable federal and state income tax withholding from the amount returned to you. In addition, with respect to any portion of your Premium Payment allocated to an Index-Linked Segment Option, you assume risk of loss due to the possibility of a negative Equity Adjustment. As a result, you may receive less money upon the exercise of your free look rights than you paid into the Contract in Premium Payment.
•In states that require us to return the greater of your Premium Payment and your Contract Accumulated Value, the free look amount will be the greater of the values in the previous two bullets.
For additional information, see 8. PURCHASING THE CONTRACT — Right to Examine the Contract (Free Look).

Initial Holding Account Risk
When you first invest in the Contract, your Premium Payment will be held in the Initial Holding Account temporarily. While in the Initial Holding Account the amount invested earns only a fixed interest rate. We determine the annual interest rate for the Initial Holding Account at our discretion. In no event will we declare an annual interest rate lower than the Guaranteed Minimum Interest Rate of 0.05%. You bear the risk that we will not credit interest at a rate greater than the Guaranteed Minimum Interest Rate.
Your Premium Payment (plus credited interest) will be allocated from the Initial Holding Account to your selected Segment Option(s) on the next Segment Start Date (i.e., the next 9th or 23rd of any month), if we received the Premium Payment at least one Valuation Day prior to the next Segment Start Date. If not received by then, the Premium Payment will be allocated to your selected Segment Option(s) on the Segment Start Date immediately following the next Segment Start Date. We reserve the right to hold your Premium Payment (plus credited interest) in the Initial Holding Account until the end of the free look period. If we exercise this right, your Premium Payment would be held in the Initial Holding Account for the duration of the free look period plus the number of days until the next Segment Start Date after the free look period expires. Please note that free look periods vary by state. See APPENDIX C for state variations.
Depending on when we receive your Premium Payment, when Valuation Days occur in a given calendar month, and the length of the free look period under your Contract, it is possible that your Premium Payment (plus credited interest) could be held in the Initial Holding Account for an extended period of time, potentially multiple months. The Contract does not include a specific maximum number of days that the Premium Payment (plus credited interest) may be held in the Initial Holding Account. The specific number of days will depend on your circumstances, the allocation rules described above, and potentially factors that are beyond our control, such as unanticipated closures of the New York Stock Exchange. For example, assume that we receive your application in Good Order and your Premium Payment on October 9, 2024, we exercise our right to hold your Premium Payment in the Initial Holding Account until the end of the free look period, and the longest free look period currently possible of 45 days (for replacement Contracts issued in Pennsylvania) applies. Based on these assumptions, your Premium Payment (plus credited interest) would remain in the Initial Holding Account until December 9, 2024 (61 days total).
For additional information, see 8. PURCHASING THE CONTRACT — Initial Holding Account.

Index Performance Risk
If you invest in an Index-Linked Segment Option, you will be exposed to the investment risks associated with the applicable Index, including the following:
•The performance of an Index is based on changes in the values of the securities or other assets that compose the Index. The securities and assets composing the Indices are subject to a variety of investment risks, many of which are complicated and interrelated.
•The performance of an Index will fluctuate, sometimes rapidly and unpredictably. Both short-term and long-term negative Index performance, over one or multiple Segment Terms, may cause you to lose principal or previous earnings. The historical performance of an Index does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a Segment Term or multiple Segment Terms.
•Each Index’s performance is subject to market risk, equity risk and issuer risk (in addition to other risks identified in this section):
•Market Risk. Each Index could decrease in value over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Negative fluctuations in the value of an Index may be significant and unpredictable.
•Equity Risk. Each Index is comprised of equity securities. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities may underperform in comparison to the general financial markets, a particular financial market, or other asset classes.
•Issuer Risk. The performance of each Index depends on the performance of individual securities included in the Index. Changes in the financial condition, credit rating, or public perception of an issuer of those securities may cause the value of the issuer’s securities to decline.
In recent years, the financial markets have at times experienced periods of significant volatility and negative returns, contributing to an uncertain and evolving economic environment. The performance of the markets has been impacted by several interrelating factors such as, but not limited to, natural disasters, public health crises, inflation, political and social developments, and military and governmental actions. You should consult with your financial professional about how market conditions may impact your investment decisions under the Contract.
•We calculate an Index Change by comparing the value of the Index between two specific points in time, which means the performance of the Index may be negative or flat for the Segment Term as a whole (including a multi-year Segment Term) even if the Index performed positively for certain periods of time during the Segment Term.
•An investment in an Index-Linked Segment Option is not an investment in the companies that compose the applicable Index. You will not be invested in the Index or in the securities tracked by the Index. You will have no voting rights, no rights to receive cash dividends or other distributions and no other rights with respect to the companies that make up the Index. An investment in an Index-Linked Segment Option is an investment in your Contract and amounts that you invest in the Contract become assets of the Company.
•The S&P 500® Price Return Index, Russell 2000® Price Return Index, MSCI EAFE Price Return Index and Nasdaq-100 Price Return Index® are “price return” indices, meaning the Index return does not include any dividends or other distributions declared by the companies included in the Index. This results in lower Index Values and, therefore, may negatively impact the performance of the Contract. The SG Smart Climate Index reflects deductions and costs that result in lower Index Values and, therefore, may negatively impact the performance of the Contract.
In addition to the foregoing, each Index has its own unique risks, as follows:
•The S&P 500® Price Return Index
This Index is composed of equity securities issued by large-capitalization (“large cap”) U.S. companies. Generally, it is more difficult for large-cap companies to pivot their strategies quickly in response to changes in their industry. In addition, because they typically are more well-established, it is rare to see large-cap companies have the high growth rates that can be seen with small-capitalization (“small cap”) companies.
•Russell 2000® Price Return Index
This Index is composed of equity securities of small-cap U.S. companies. Generally, the securities of small-cap companies are more volatile and riskier than the securities of large-cap companies.
•MSCI EAFE Price Return Index
Index-Linked Segment Options linked to this Index are no longer available for Segment Terms beginning after May 1, 2025, except for the initial Segment Term for Contracts with applications signed on or before May 1, 2025.
This Index is composed of equity securities and is designed to represent the performance of large and mid-cap securities across 21 developed markets around the world but excluding the U.S. and Canada. The value of foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of U.S. issuers. Shifts in these factors can result in this Index being more volatile than other Indices.
•Nasdaq-100 Price Return Index®
This Index is composed of equity securities issued by large-cap U.S. and non-U.S. companies, excluding financial companies. To the extent the Index is comprised of securities issued by companies in a particular sector, those securities may not perform as well as the securities of companies in other sectors or the market as a whole. The value of foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of U.S. issuers.
•SG Smart Climate Index
This Index provides investment exposure to the performance of large-cap U.S. stocks that are selected based on proprietary climate risk preparedness scores and certain environmental, social and governance (ESG) filters. The Index provides exposure to such stocks through its underlying Index, the SG Climate Transition Risk Index (the “Underlying SGI Index”).
The Index is subject to several risks, such as the following:
•ESG Methodology Risk. The Underlying SGI Index is composed of stocks that are selected based on an ESG methodology that includes climate risk scores and ESG exclusion filters. Investors’ views about ESG matters may differ from the Underlying SGI Index’s ESG methodology. As such, the ESG methodology may not reflect the beliefs or values of any particular investor. There is no guarantee that the ESG methodology will ultimately enhance the performance of the Index. The ESG methodology could detract from the performance of the Index, as companies with lower ESG ratings may perform better than companies with higher ESG ratings over the short or long term. Due to the inherent difficulty of forecasting within complex systems and the general unpredictability of future events, there is no guarantee that the predictive climate risk models used by the Underlying SGI Index will identify stocks that will perform well if climate events occur.
Same as an Index-Linked Segment Option linked to any other Index, if you invest in an Index-Linked Segment Option linked to the SG Smart Climate Index, you are not investing in the companies that comprise the Index (including the Underlying SGI Index). Instead, you are investing in your Contract. Amounts that you invest in the Contract become assets of the Company. The assets in the Company's general account, which the Company invests to support its payment obligations under the Contract, are not invested based on ESG criteria.
•Performance Drag Risk. The performance of the Index will always be worse than the performance of the underlying index. The Index reflects deductions that reduce performance, including a negative performance adjustment equal to 1.50% and fixed replication costs equal to 0.50%, each as an annualized percentage of Index Value. In addition, the performance of the Index is reduced by assumed costs of borrowing equal to the U.S. Federal Funds Rate. As of December 31, 2024, the U.S. Federal Funds Rate was 4.33%. The U.S. Federal Funds Rate will fluctuate over time and may be higher or lower in the future. Without these deductions, the performance of the Index over any one year period would be higher by approximately 2.00% plus the U.S. Federal Funds Rate. While these deductions are not charges under the Contract, they result in lower Index Values and may therefore negatively impact the performance of your Contract.
•Large-Cap Risk. Large-cap companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-cap companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-cap companies has trailed the overall performance of the broader securities markets.
•Index Disruption Risk. Disruptive and extraordinary events could impair the operation of the Index or the Underlying SGI Index. For example, these events could relate to the unavailability of necessary data to apply the ESG methodology, an insufficient number of eligible stocks or the termination or breach of a third-party licensing agreement. Should a disruptive or extraordinary event occur, the Index provider may take any actions permitted by the Index rules, such as postponing calculations or rebalances, adjusting the terms of an Index to preserve its economic characteristics, restating Index values or discontinuing the Index.
•New Index Risk. The Index and the Underlying SGI Index have limited performance histories. Generally, there is less publicly available information about the Index and the Underlying SGI Index compared to more established market indexes. Inquiries regarding the Index or the Underlying SGI Index should be directed to your financial professional or Principal Life Insurance Company either by:
•Calling us at 1-800-852-4450 between the hours of 7 a.m. and 6 p.m. Central Time
•Sending us your inquiry at the below address:
Principal Life Insurance Company
Attn: RIS Annuity Services P O Box 9382
Des Moines, Iowa 50306-9382
For more detailed information about this and the other available Indices, see APPENDIX B: ADDITIONAL INDEX DISCLOSURES.

Liquidity Risk
Liquidity Risk Generally
This Contract is not suitable as a short-term savings vehicle and is not appropriate if you need ready access to cash. The benefits of tax deferral and allocation to Segment Options for the full Segment Terms are better for investors with long investment time horizons. Surrender charges apply for up to six years after the Premium Payment and these charges will reduce the value of your Contract if you withdraw money during that time.
A Bond Adjustment will generally apply upon any withdrawal, death benefit or Annuitization from any Segment Option on any date (including a Segment End Date), subject to certain exceptions discussed in this prospectus. The dollar amount of a Bond Adjustment is calculated based on the reduction to the Crediting Base for a Segment Option, and is then applied to the amount Surrendered. A partial withdrawal or Annuitization may reduce the Crediting Base by more than the amount Surrendered. In extreme circumstances, you could lose up to 100% of the amount Surrendered due to a negative Bond Adjustment. See 7. FEES, CHARGES AND ADJUSTMENTS — Bond Adjustment for additional information.
While the Contract provides for a Free Surrender Amount not subject to Surrender Charges (or Bond Adjustments for Contracts with applications signed on or after May 1, 2025), the Free Surrender Amount is limited. For Contracts with applications signed on or after May 1, 2025, withdrawals of the Free Surrender Amount may be subject to negative Equity Adjustments, taxes and tax penalties. For Contracts with applications signed before May 1, 2025, withdrawals of the Free Surrender Amount may be subject to negative Equity Adjustments, negative Bond Adjustments, taxes and tax penalties.
There may be adverse tax consequences if you take early withdrawals from the Contract, including amounts withdrawn from the Contract being subject to a 10% federal penalty if taken before age 59½, which would be in addition to any other federal or state income taxes payable.
Limits on Transfers
The restrictions applicable to Transfers also creates liquidity risk. You are only able to make Transfers of Accumulated Value among the various Segment Options at the end of a Segment Term. This significantly limits your ability to react to changes in market conditions during Segment Terms.
Your Transfer requests must be received by us at least two Valuation Days prior to the end of a Segment Term. If you submit a Transfer request but we do not receive it prior to the start of that two-day period, your Accumulated Value will be automatically re-invested as described in 11. OPTIONS AT END OF SEGMENT TERM.
The Segment End Date counts as one of those two Valuation Days if the Segment End Date is on a Valuation Day. If the Segment End Date is not on a Valuation Day, the Valuation Day prior to the Segment End Date is the end of that two-day period. For example, if the Segment End Date is a Saturday, the end of the two- day period is the preceding Friday, and your Transfer request must be received by us before the end of the Valuation Day on the preceding Wednesday. This example assumes no holidays during this period.
In the absence of timely instructions in Good Order, your Accumulated Value in the ended Segment Option will be automatically re-invested in the same Segment Option for a new Segment Term (with the Cap Rate, Participation Rate or annual interest rate applicable to a new Segment Term), provided that the same Segment Option is available for a new Segment Term.
If we do not receive timely instructions in Good Order and the same Index-Linked Segment Option is no longer available, the Accumulated Value in the ended Segment Option will be automatically Transferred to the applicable default option, as follows:
•If the ended Segment Option is the Fixed Segment Option, and the Fixed Segment Option is no longer available, the default option will be the following Index-Linked Segment Option: Point-to-Point, S&P 500 Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 0% Floor.
•If the ended Segment Option is an Index-Linked Segment Option, and that Index-Linked Segment Option is no longer available, the default option will be a 1-year Index-Linked Segment Option with the same Index and Buffer Rate or Floor Rate, if available (with the Cap Rate and Participation Rate applicable to a new Segment Term). If there are multiple such Segment Options available, the Accumulated Value in the ended Segment Option will be automatically Transferred to the one with the higher Cap Rate limitation. If there is no such Segment Option available, the default option will be the Fixed Segment Option (with the annual interest rate applicable to a new Segment Term).
We reserve the right to change the default Segment Options as described above in the future (e.g., we may designate the sole Index-Linked Segment Option that we guarantee to make available for the life of the Contract as the default option in all cases).
Please note, the Cap Rate, Participation Rate or annual interest rate we declare for the new Segment Term may differ (higher or lower) from the previous Segment Term, subject to the guaranteed limits described in this prospectus.
Transfers from a Segment Option are only allowed on the Segment End Date. If you wish to Transfer, you must Notify us at least two Valuation Days prior to the end of the Segment Term for the given Segment Option. The Segment End Date counts as one of those two Valuation Days if the Segment End Date is on a Valuation Day. If you fail to Transfer Accumulated Value at the end of a Segment Term and do not wish to remain invested in a particular Segment Option for another Segment Term, you may take a full withdrawal of the related Accumulated Value. Withdrawing all or some of the Accumulated Value may cause you to incur Surrender Charges, negative Bond Adjustments, negative Equity Adjustments, taxes and tax penalties, as discussed in this section. If you purchase another investment vehicle, it may have different features, fees and risks than this Contract. For additional information, see 11. OPTIONS AT END OF SEGMENT TERM.
Liquidity Risks Related to Segment Interim Value
See “Segment Interim Value Risk” below for information on how liquidity risks relate to our Interim Value calculation.
Consequences of Withdrawals/Surrenders Generally
There is a risk of loss of principal and/or prior earnings if you take a withdrawal from your Contract during the first six Contract Years where a Surrender Charge would be deducted. Withdrawals may also be subject to negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties, all of which may result in loss of principal and/or prior earnings. These may result in loss even when the Index for an Index-Linked Segment Option has performed positively. Withdrawals will also reduce the death benefit, perhaps by more than the amount withdrawn. Withdrawals under the Contract include full withdrawals, partial withdrawals, RMD withdrawals, scheduled withdrawals, unscheduled withdrawals and withdrawals of the Free Surrender Amount. Annuitizations and death benefits are subject to similar risks as withdrawals. They may be subject to negative Bond Adjustments whenever they occur, even on a Segment End Date. They may also be subject to negative Equity Adjustments if they occur prior to a Segment End Date for an Index-Linked Segment Option. If you set up scheduled withdrawals, your exposure to these risks will repeat as long as the scheduled withdrawals continue.
Other than implicit ongoing fees to the extent that your participation in Index gains is limited by our use of a Cap Rate or Participation Rate (i.e., the extent to which your positive returns, if any, under an Index-Linked Segment Option are lower than the Index's returns due to our application of a Cap Rate or Participation Rate), the only potential ongoing charge with this Contract is the charge for the optional Rate Enhancement Rider. If you elected to include the Rate Enhancement Rider with your Contract, the ongoing charge for the rider could also cause amounts available for withdrawal under your Contract to be less than what has been invested in the Contract, even if Index performance has been positive.
Any limits on downside loss provided by the floor feature or buffer feature, as applicable, are for the entire Segment Term for a particular Segment Option and are not annual limits.
We may defer payments under this Contract for up to six months if the insurance regulatory authority of the state in which we issued the Contract approves such deferral.
For additional information, see 12. WITHDRAWALS.
Fixed Segment Option Risk
We determine the annual interest rate for the Fixed Segment Option at our discretion. In no event will we declare an annual interest rate lower than the Guaranteed Minimum Interest Rate of 0.05%. You bear the risk that we will not credit interest for a new Segment Term at a rate greater than the Guaranteed Minimum Interest Rate. There is no guarantee that the Fixed Segment Option will be made available for future Segment Terms.

Credit Risks
Our general account assets support our financial guarantees under the Contract and are subject to the claims of our creditors. As such, the guarantees under the Contract are subject to our financial strength and claims-paying ability. There is a risk that we may default on those guarantees. You need to consider our financial strength and claims-paying ability in meeting the guarantees under the Contract. You may obtain information on our financial condition by reviewing our financial statements included in the Statement of Additional Information.
The amount you invest is not placed in a registered separate account and your rights under the Contract to invested assets and the returns on those assets are subject to Company’s claims-paying ability. The unregistered Separate Account that we use to support the Index-Linked Segment Options is non-unitized, which means neither an Owner nor amounts allocated to the Segment Options participate in the performance of the assets held in the Separate Account.
The assets in the unregistered Separate Account are insulated, which means they are not subject to the claims of the creditors of the Company.
Segment Interim Value Risk
On each Valuation Day of the Segment Term, other than the first and last day, we determine the Segment Interim Value for each Index-Linked Segment Option. In order to calculate your Segment Interim Value, we apply a formula that is not directly tied to the actual performance of the applicable Index. Instead, we calculate it by determining the value of hypothetical investments and derivatives that we may or may not actually hold in order to provide a current estimate of the value of the Segment Option at the end of the Segment Term. This means that even if the Index has performed positively, it is possible that the Segment Interim Value may have decreased. For more information and to see how we calculate the Segment Interim Value, see 7. FEES, CHARGES AND ADJUSTMENTS – Equity Adjustment and 10. INDEX-LINKED SEGMENT OPTION MECHANICS – Segment Interim Value.
Segment Interim Value is calculated using the Crediting Base and the applicable Equity Adjustment. The Segment Interim Value always reflects the Equity Adjustment. A Segment Interim Value (and, in turn, the Equity Adjustment) will apply to your Contract when one of the following transactions occurs: (i) any withdrawal from an Index-Linked Segment Option prior to the Segment End Date, including a full withdrawal, partial withdrawal, withdrawal of the Free Surrender Amount, RMD withdrawal, scheduled withdrawal or unscheduled withdrawal; (ii) any Annuitization of Contract Accumulated Value in an Index-Linked Segment Option prior to the Segment End Date; (iii) any death benefit, if Contract Accumulated Value is allocated to an Index-Linked Segment Option and the death benefit is calculated prior to the Segment End Date; or (iv) Segment Lock-In is exercised. In extreme circumstances, you could lose up to 100% of your investment due to a negative Equity Adjustment.
If you allocate Accumulated Value to an Index-Linked Segment Option, Segment Credits will not be credited to your Accumulated Value in the particular Segment Option until the end of the Segment Term. Amounts withdrawn from an Index-Linked Segment Option prior to the end of a Segment Term will not have a Segment Credit applied to it. This includes Accumulated Value being applied to pay a death benefit or to an Annuitization option during a Segment Term. Except for the first and last Valuation Day of a Segment Term, your Segment Interim Value is the amount available for withdrawals, Annuitization and death benefits (collectively, “Surrenders”). There is risk that this Segment Interim Value could be less than your original Premium Payment even if the applicable Index has been performing positively.

Partial withdrawals and partial Annuitizations prior to the Segment End Date for an Index-Linked Segment Option will also reduce your Crediting Base for that Segment Option. The Crediting Base represents the amount contributed into the Segment Option, subject to reductions during the Segment Term. Generally, when a partial Surrender is taken from an Index-Linked Segment Option prior to the Segment End Date, the Crediting Base will be proportionately reduced, and this reduction could be greater than the amount Surrendered. When a partial Surrender is taken from an Index-Linked Segment Option on the Segment End Date, the Crediting Base is reduced by the amount Surrendered. A reduction to your Crediting Base prior to the end of the Segment Term for an Index-Linked Segment Option will result in lower Segment Interim Values for the remainder of the Segment Term. Also, a reduction to your Crediting Base will result in less gain or more loss, as applicable, at the end of a Segment Term.

Buffer and Floor Rate Risk
The Buffer or Floor Rate that is applicable to a Segment Option provides you with only limited or no protection from negative Index performance at the end of a Segment Term. You could lose a significant amount of your Premium Payment and/or prior earnings under the Contract.
Under an Index-Linked Segment Option, the maximum amount of loss that you could experience from negative Index performance at the end of a Segment Term, after taking into account the minimum limits on Index loss currently provided under the Contract, would be: 100% loss for a 0% Buffer Rate; 90% loss for a 10% Buffer Rate; 80% loss for a 20% Buffer Rate; 10% loss for a 10% Floor Rate; or 0% loss for a 0% Floor Rate.
You could lose a significant amount of money if an Index declines in value. The limits on Index loss offered under the Contract may change from one Segment Term to the next; however, we will always offer an Index-Linked Segment Option with a 10% Buffer Rate. This means that there will always be an Index-Linked Segment Option that limits Index losses for a single Segment Term to a maximum of 90% (although your cumulative losses over multiple Segment Terms could be greater).
You also bear the risk that continued negative Index Changes may result in zero or negative Segment Credits being credited to your Accumulated Value over multiple Segment Terms. Given that the Floor Rate and Buffer Rate (as applicable) are expressed as to a single Segment Term, if an Index-Linked Segment Option is credited with negative Segment Credits for multiple Segment Terms, the cumulative loss may exceed the stated limit of the Buffer Rate or Floor Rate for any single Segment Term.
The Index-Linked Segment Options with a 0% Buffer Rate provide no protection from Index losses. You could lose up to 100% of your investment if the Index declines in value.
For the 0% Floor Rate Segment Option, Segment Credits will not be negative so long as the funds are held to the Segment End Date.
Any limits on downside loss provided by the floor feature or buffer feature, as applicable, are for the entire Segment Term for a particular Segment Option and are not annual limits.
For withdrawals, Annuitizations and death benefits that occur during a Segment Term, you or your beneficiaries (as applicable) will not receive the full protection of the Buffer Rate or Floor Rate in the calculation of the Segment Interim Value. In order to receive the full protection, the particular transaction must occur on the Segment End Date.
For additional information, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS.

Cap Rate and Participation Rate Risk
For each Index-Linked Segment Option (other than the Index-Linked Segment Options with a 0% Buffer Rate), positive Index returns at the end of a Segment Term will be subject to a Cap Rate and Participation Rate.
•The Segment Return will equal the Index Change multiplied by the Participation Rate, up to the Cap Rate. As such, both the Cap Rate and Participation Rate may cause your return to be less than the Index Change.
•The Cap Rate is a maximum limit on the positive Index Change, if any, that may be credited to your Contract for a given Segment Term. The Cap Rate does not guarantee a certain amount of Segment Credit. We set the Cap Rates at our discretion. You bear the risk that we will not set the Cap Rates higher than 0.50%, which is the guaranteed minimum Cap Rate.
If we do not declare a Cap Rate for a particular Segment Option and Segment Term, the Segment Option will not be subject to a Cap Rate limitation for that Segment Term, but will be subject to the applicable Participation Rate.
•The Participation Rate represents your participation in a positive Index Change, if any, at the end of the Segment Term, expressed as a percentage. If the Participation Rate is less than 100%, your return will necessarily be less than the positive Index Change. You bear the risk that we will not set the Participation Rates higher than 5.00%, which is the guaranteed minimum Participation Rate.
•Your risk of investment loss could be significantly greater than the potential for investment gain. For example, assuming the guaranteed minimum Cap Rate of 0.50% and guaranteed minimum Participation Rate of 5.00%, the maximum potential gain at the end of a Segment Term due to positive Index performance would be 0.50%.

We set Cap Rates and Participation Rates at our discretion, subject to guaranteed minimums. We consider a number of factors when declaring Cap Rates and Participation Rates,such as the applicable Buffer Rate or Floor Rate, costs of financial instruments we use to manage our risk associated with our obligations (which can be impacted by market conditions and forces), sales commissions, administrative expenses, regulatory and tax requirements, general economic trends and competitive factors.
For the Index-Linked Segment Options with a 0% Buffer Rate, there is no Cap Rate limitation. Your participation in any positive Index performance will be subject to the declared Participation Rate, which will be at least 100%. However, unlike the other Index-Linked Segment Options, a 0% Buffer Rate provides no protection from a negative Index Change. You could lose up to 100% of your investment if the Index declines in value.
The Cap Rate and Participation Rate declared for a Segment Term are for the entire Segment Term for a particular Segment Option. They are not annual limits.
For additional information, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS.

Peak Buffer Risk
A Peak Buffer Segment Option is subject to the same risks as a Buffer Segment Option. See “Buffer and Floor Rate Risk” above. A Peak Buffer Segment Option has a Buffer Rate that provides you with only limited protection from negative Index performance at the end of a Segment Term. You could lose a significant amount of your Premium Payment and/or prior earnings under the Contract. As noted under “Buffer and Floor Rate Risk” above, limits on downside loss provided by the buffer feature are for the entire Segment Term for a particular Peak Buffer Segment Option and are not annual limits.
A Peak Buffer Segment Option differs from a Buffer Segment Option only with respect to the potential for gain in the event of a negative Index Change, provided that the negative Index Change does not exceed the Buffer Rate. Even though any gain from a negative Index Change would not be subject to the Cap Rate or Participation Rate, the potential gain would be limited. In no event would any such gain, if any, be greater than the Peak Buffer Midpoint (10%) and could be as low as 0%.
A Peak Buffer Segment Option will generally have a lower Cap Rate and/or Participation Rate than a Buffer Segment Option with the same Index, Segment Term and Buffer Rate, as Peak Buffer Segment Options generally expose us to more risk than Buffer Segment Options because, under Peak Buffer Segment Options, we may need to credit gain for negative Index performance.

Segment Lock-In Risk
If you exercise a Segment Lock-In, and the locked-in Equity Adjustment is negative, you will be locking-in a loss rather than a gain. The loss could be significant. The Segment Credit you receive upon exercising Segment Lock-In may be lower than the Segment Credit you would have received on the Segment End Date if you hadn’t exercised the Segment Lock-In. Similarly, you may receive a negative Segment Credit due to exercising Segment Lock-In when, had you not exercised Segment Lock-In, you would have received a positive Segment Credit on the Segment End Date. You also may receive less than the full protection of the Buffer Rate or Floor Rate (as applicable). This is due to an Equity Adjustment being applied in calculating the Segment Credit instead of the point-to-point crediting method. If a lock-in is exercised, the Segment Option’s Floor Rate, Buffer Rate, Peak Buffer Midpoint, Cap Rate and Participation Rate (as applicable) will no longer be applied on the Segment End Date. In addition, the amount of the Equity Adjustment is unknown at the time the Segment Lock-In is exercised (as discussed immediately below).
At the time you exercise a Segment Lock-In, you will not know the locked-in Equity Adjustment in advance because the Equity Adjustment is calculated at the end of the Valuation Day. The locked-in Equity Adjustment could be lower than you anticipated. If you submit a Segment Lock-In request, the locked-in Equity Adjustment may be lower or higher than the Equity Adjustment that was last calculated before you submitted your request. If you establish Lock-In Thresholds, you will not know the locked-in Equity Adjustment in advance, although the locked-in Equity Adjustment will be at least equal to the upper threshold or lower threshold, as applicable. For additional information on how the Equity Adjustment is calculated, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS — Segment Interim Value — Calculation of Equity Adjustment.
You can obtain the current Segment Interim Value and Equity Adjustment by calling us at 1-800-852-4450 or by visiting www.principal.com and using your secure login. However, as explained above, if you were to exercise Segment Lock-In, the locked-in Equity Adjustment may be more or less than the quoted value. You should speak to your financial professional before executing Segment Lock-In.
If you have selected a Peak Buffer Segment Option for investment, before exercising Segment Lock-In or establishing Lock-In Thresholds, you should consider the fact that if a negative Index Change on the Segment End Date does not exceed the Buffer Rate, you will be credited gain (if the negative Index Change is less than the Buffer Rate) or no loss (if the negative Index Change equals the Buffer Rate). If you lock-in a negative Equity Adjustment, you are locking in the loss reflected in the Equity Adjustment in all cases.
We will not provide advice or notify you regarding whether you should exercise the Segment Lock-In features or the optimal time for doing so. It is possible that you may exercise Segment Lock-In at a sub- optimal time during the Segment Term, or that there is no optimal time to exercise Segment Lock-In during a Segment Term. We will not warn you if you exercise the Segment Lock-In features at a sub-optimal time. We are not responsible for any losses or forgone gains related to your decision whether or not to exercise the Segment Lock-In features.
Once a Segment Lock-In is executed, it is irrevocable for that Segment Term. A lock-in will not be applied retroactively and can only be exercised for the entire Segment Option. A Segment Lock-In may only be exercised once per Segment Term for each Index-Linked Segment Option.
For additional information, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS — Segment Lock-In Feature.

Segment Option and Index Availability Risk
There is no guarantee that any particular Segment Option or Index will be available during the entire period that you own your Contract, with the exception of the following Index-Linked Segment Option which is guaranteed to be available (subject to our right of Index substitution) for the life of the Contract: Point-to-Point, S&P 500 Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 10% Buffer. If you are not comfortable with the possibility that could be the only Segment Option available in the future, you should not buy this Contract, as we do not guarantee the availability of any other Index-Linked
Segment Option or the Fixed Segment Option. In the future, we may not offer any Floor Segment Options, and we do not guarantee a minimum Floor Rate for any new Floor Segment Options that we may decide to offer.
If we exercise our right to remove one or more Segment Options, and you do not wish to invest in any of the Segment Options that are made available for investment (which may be limited to the sole Index-Linked Segment Option that we guarantee to make available), your only option would be to take a full withdrawal or fully annuitize your Contract, which may cause you to incur Surrender Charges, a negative Bond Adjustment, a negative Equity Adjustment, taxes and tax penalties. If you purchase another investment vehicle, it may have different features, fees and risks that this Contact.
We may replace an Index if it is discontinued or if there is a substantial change in the calculation of the Index, or if hedging instruments become difficult to acquire or the cost of hedging becomes excessive.
Other considerations relating to this risk include:
•In addition to the investment performance and risks of loss that already are part of your Contract, the returns you otherwise may have anticipated may not be available in situations where the Company reserves the right to discontinue an Index in the middle of a Segment Term. This is due in part to the fact that, if we substitute an Index, the performance of the new Index may differ from the original Index. This may negatively affect the Segment Credit you earn during the Segment Term or the Segment Interim Values that you can lock-in under the Segment Lock-In feature.
•We may replace an Index at any time during a Segment Term; however, we will notify you in writing at least 30 days prior to replacing an Index. If we replace an Index, this does not cause a change in the Cap Rate, Participation Rate, Floor Rate, Buffer Rate or Peak Buffer Midpoint, as applicable. You will have no right to reject the replacement of an Index, and you will not be permitted to Transfer Segment Interim Values until the end of the applicable Segment Term even if we replace the Index during such Segment Term. The new Index and the replaced Index (which you may have previously chosen) may not be similar with respect to their component securities or other instruments, although we will attempt to select a new Index that is similar to the old Index.
•At the end of the Segment Term, you may Transfer your Segment Value to another Segment Option without charge. If you do not want to remain invested in the relevant Segment Option for the remainder of the Segment Term, your only option will be to withdraw or Annuitize the related Segment Interim Value, which may cause you to incur Surrender Charges, a negative Bond Adjustment, a negative Equity Adjustment, taxes and tax penalties, as discussed in this section. If you purchase another investment vehicle, it may have different features, fees and risks than this Contract.
•Changes to the Cap and Participation Rates, if any, occur at the beginning of the next Segment Term. We will provide written notice at least 15 calendar days prior to each Segment Start Date instructing you how to obtain the Cap and Participation Rates for the next Segment Term. Those Cap and Participation Rates will be made available to you at least 7 calendar days prior to the Segment Start Date. You are only able to make Transfers of Accumulated Value among the various Segment Options at the end of a Segment Term. See Liquidity Risks — Limits on Transfers Between Segment Options above.
•If you do not like a new Cap or Participation Rate for a particular Segment Option, at the end of the current Segment Term, you may Transfer your Segment Value to another Segment Option without charge.
•We will not substitute any Index until the new Index has received any necessary regulatory clearances. Any addition, substitution or removal of an Index-Linked Segment Option or Index will be communicated to you in writing. If we add or remove an Index (as opposed to replacing an Index), the changes will not be effective for your Contract until the start of the next Segment Term. Adding or removing an Index does not cause a change in the Floor or Buffer Rates, as applicable. Any Index- Linked Segment Option based on the performance of the newly added Index may have a new Cap and Participation Rate.
•You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.
For additional information, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS — The Indices — Discontinuation or Substitution of an Index and 11. OPTIONS AT END OF SEGMENT TERM.

Single Premium Payment Risk

This Contract is a single premium product. After the Premium Payment is made, no additional Premium Payments will be accepted. You will be unable to increase the value of your Contract, including the death benefit, with additional premiums.

Risks Affecting Our Administration of Your Contract
Our operations and/or the activities and operations of our service providers and business partners are subject to certain risks that are beyond our control, including systems failures, cyber-attacks and pandemics (and similar events). These risks are not unique to the Company and they could materially impact our ability to administer the Contract. Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks. The techniques used to attack systems and networks change frequently, are becoming more sophisticated and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools and mobile technology have expanded potential targets for cyber-attack.
The Company is highly dependent upon its computer systems and those of its business partners and service providers. This makes the Company potentially susceptible to operational and information security risks resulting from a cyber-security incident. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by the Company, and indirect risks, such as denial of service attacks on systems and websites, unauthorized release of personal or confidential customer information and other operational disruptions that could severely impede our ability to conduct our business and administer the Contract (e.g., calculate Contract values or process transactions). Operational disruptions and system failures also could occur based on other natural or man-made events, which could have similar impacts on your Contract. Although we make substantial efforts to protect our computer systems from these security risks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that we or our service providers will avoid all cyber-security incidents in the future. It is possible that a cyber-security incident could persist for an extended period of time without detection.
If your Contract is adversely affected as a result of the failure of our cyber-security controls, we will take reasonable steps to restore your Contract.

Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	. BENEFITS AVAILABLE UNDER THE CONTRACT
The following table summarizes information about the benefits available under the Contract.

Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Free Surrender Amount
For Contracts with applications signed on or after May 1, 2025:
Provides for an amount that may be withdrawn each Contract Year without incurring Surrender Charges or Bond Adjustments

For Contracts with applications signed before May 1, 2025:
Provides for an amount that may be withdrawn each Contract Year without incurring Surrender Charges
None
•Only available during the accumulation period
•Withdrawals of Free Surrender Amount may be subject to negative Equity Adjustments and taxes and tax penalties
•For Contracts with applications signed before May 1, 2025, withdrawals of Free Surrender Amount may be subject to Bond Adjustments
•All withdrawals count against Free Surrender Amount
•Partial Annuitizations count against Free Surrender Amount remaining, but are not treated as withdrawals of Free Surrender Amount
•Unused Free Surrender Amount not available in future Contract Years

Segment Lock-Ins
Gives you the option to lock in an Equity Adjustment for an Index-Linked Segment Option prior to the Segment End Date If exercised, you will receive a Segment Credit on the Segment End Date equal to the locked-in Equity Adjustment rather than Segment Credits using the point-to-point crediting methodology for the Index-Linked Segment Option
None
•We will not provide advice or notify you regarding whether you should exercise Segment Lock-In or the optimal time for doing so (if any)
•We will not warn you if you exercise Segment Lock-In at a sub-optimal time
•We will not warn you if you set Lock-In Thresholds for Automatic Segment Lock-In at sub-optimal levels
•You will not know the locked-in Equity Adjustment in advance; the locked-in Equity Adjustment could be lower than you anticipated
•We are not responsible for any losses or forgone gains related to your decision whether or not to exercise Segment Lock-In

•Only available during the accumulation period
•Only available for the Index-Linked Segment Options
•Will not participate in Index performance (positive or negative) for the remainder of the Segment Term, including the Segment End Date
•Floor Rate, Buffer Rate, Peak Buffer Midpoint, Cap Rate and Participation Rate, as applicable, will not apply on the Segment End Date
•Locking-in a negative Equity Adjustment will result in loss, no downside protection under buffer or floor will apply, and the loss could be significant
•For multi-year Segment Terms, upon exercise, Segment End Date will always be next Segment Anniversary
•Cannot be exercised during last two Valuation Days prior to Segment End Date
•May be exercised once per Segment Term for each Index-Linked Segment Option
•May only exercise for entire Accumulated Value in an Index-Linked Segment Option
•Exercise is irrevocable

Death Benefit	Provides for a death benefit upon death of the Owner during the accumulation period	None
•Only available during the accumulation period
•If age of oldest Owner on application date is 79 or younger, benefit will equal the greater of Accumulated Value or Premium Payment
•If age of oldest Owner on the application date is 80 or older, benefit will equal Accumulated Value
•Accumulated Value reflects any applicable Equity Adjustment and is subject to a Bond Adjustment, which may be negative
•Premium Payment component, if applicable, is subject to proportionate reductions for prior Surrenders
•Partial withdrawals and Annuitizations could significantly reduce the benefit, perhaps by more than the amount withdrawn or Annuitized
•Terminates upon full Annuitization
•State variations may apply

Critical Need Surrender Charge Waiver Rider	Waiver of Surrender Charges in the event of a critical need	None
•Automatically included in Contract at issue
•Only available during the accumulation period
•Owner or Annuitant must have a “critical need” as defined by the benefit
•Critical need must not pre-exist the Contract Date
•Withdrawals under the benefit may be subject to negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties
•Withdrawals count against the Free Surrender Amount

Optional Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Rate Enhancement Rider	Provides an increased Participation Rate and/or Cap Rate on the Index-Linked Segment Options	0.95% (as a percentage of each Index-Linked Segment Option Crediting Base as of the Segment Start Date)
•May be elected only at Contract issue
•Cannot terminate until a Segment Anniversary evenly divisible by 6 (e.g., 6, 12, 18, etc.)
•No guaranteed minimum increase to standard Cap Rates / Participation Rates
•May not receive positive Segment Credits, if any, in excess of the rider fees
•Rider fees may significantly reduce your Crediting Base, resulting in lower Segment Interim Values for the remainder of the Segment Term, and less gain or more loss, as applicable, at the end of a Segment Term.
•The deduction of rider charges will not trigger a Bond or Equity Adjustment

DEATH BENEFIT
General Death Benefit Provisions
If the Owner or any Joint Owner dies prior to the Annuitization Date, we will pay the death benefit upon our receipt of required documents and Notice, in Good Order, including due proof of death. Proof of death includes a copy of a death certificate, a certified copy of a court order, a written statement by a medical doctor, or other proof satisfactory to us.
The Accumulated Value will remain invested in the Segment Options until the Valuation Day on which we receive the required documents in Good Order. If more than one beneficiary is named, each beneficiary’s portion of the death benefit will remain invested in the Segment Options until the Valuation Day on which we receive the required documents for that beneficiary. The death benefit is subject to the Segment Interim Value (which will include an Equity Adjustment) and a Bond Adjustment, which factors in market performance.
See 5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT — Segment Interim Value and 7. FEES, CHARGES AND ADJUSTMENTS — Bond Adjustment.
At the end of the Valuation Day on which we receive the required documents and Notice, in Good Order, including due proof of death, we will calculate the death benefit payable. See Death Benefit Calculation and Death Benefit Examples later in this section. We will generally pay the death benefit within seven days thereafter, subject to circumstances where payment may be delayed. See 19. ADDITIONAL INFORMATION ABOUT THE CONTRACT — Delay of Payments and Other Transactions. The death benefit will be held in our general account pending payment, and we will pay interest (as required by state law) on the death benefit from the date we received all required documents in Good Order until payment is made.
If the Owner or any Joint Owner dies prior to the Annuitization Date, the death benefit may be distributed in a lump sum or within five years of the date of death or distributed over a time period not extending beyond the life expectancy of the beneficiary as provided for in Internal Revenue Code (“IRC”) section 72(s), as may be amended from time to time. If payments are made over the life expectancy of the beneficiary, they must begin not later than one year after the date of death of the Owner or Joint Owner.
If the Owner or Joint Owner dies on or after the Annuitization Date and before the entire interest in this Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as required under applicable federal tax laws, including, particularly, IRC section 72(s), as may be amended from time to time. This approach will apply to the Annuity Benefit Options other than the Life Income and Joint and Survivor options.
Notwithstanding any provision to the contrary in this Contract, any payment of death benefits must comply with all applicable laws, including IRC section 72(s), as may be amended from time to time.
Partial withdrawals and Annuitizations may significantly reduce any future death benefit. The reduction to the death benefit for a partial withdrawal or Annuitization may be greater than the dollar amount withdrawn or Annuitized. Death benefit proceeds may also be reduced as a result of any applicable Bond Adjustments and Equity Adjustments.

Death of Owner(s)
The following provisions apply upon an Owner’s death if a Contract is not jointly owned:
1.If the surviving spouse is the only primary beneficiary, the surviving spouse may elect to become the Owner and continue the Contract or elect to receive the death benefit.
2.If the primary beneficiary is not the surviving spouse, the primary beneficiary will receive the death benefit.
The following provisions apply upon the death of the first Joint Owner to die when a Contract is jointly owned:
1.The surviving Joint Owner will be treated as the primary beneficiary. Any other beneficiary designation on record will be treated as contingent beneficiary.
2.If the surviving Joint Owner is the spouse of the deceased Joint Owner, the surviving spouse may elect to become the Owner and continue the Contract or elect to receive the death benefit.

Death of Annuitant(s)
If an Annuitant who is not an Owner dies while this Contract is in force, a new Annuitant may be named unless the Owner is a corporation, trust, or other entity.
If the Owner is a corporation, trust or other entity, the death benefit will be payable upon the death of the Annuitant, or, in the case of Joint Annuitants, upon the death of the first Joint Annuitant to die.

Death Benefit Calculation
If the age of the oldest Owner on the date the application is signed is 79 or younger, the death benefit is equal to the greater of 1 or 2 where:
1.Is the Accumulated Value (including any applicable Equity Adjustment(s)), subject to the Bond Adjustment, on the date we receive the proof of death and all required documents in Good Order; and
2.Is the Premium Payment minus a proportional reduction (as described below) for each partial withdrawal (and any applicable Surrender Charge) and each partial Annuitization made prior to the date we receive the proof of death and all required documents in Good Order.
With respect to the Premium Payment portion of the death benefit calculation, each partial withdrawal (and any applicable Surrender Charges) and each partial Annuitization will reduce the death benefit in the same proportion that the Accumulated Value was reduced on the date of the partial withdrawal or partial Annuitization. The proportional reduction is equal to (1 divided by 2) multiplied by 3, where:
1.Is the amount of the partial withdrawal (and any applicable Surrender Charges) or the amount of the partial Annuitization; and
2.Is the Accumulated Value immediately prior to the partial withdrawal or partial Annuitization; and
3.Is the Premium Payment as reduced for all prior partial withdrawals and partial Annuitizations immediately prior to the current partial withdrawal or partial Annuitization.
If a proportional reduction applies, and the Accumulated Value is less than the Premium Payment (immediately prior to the partial withdrawal or partial Annuitization), the proportionate reduction to the Premium Payment as described above will be greater than the amount withdrawn or Annuitized.
If the age of the oldest Owner on the date the application is signed is 80 or older, the death benefit is equal to the Accumulated Value (including Equity Adjustment(s) if the Accumulated Value includes Segment Interim Value(s)), subject to the Bond Adjustment, on the date we receive the proof of death and all required documents in Good Order.
Please note:
•Any death benefit, as described above, may be subject to Equity Adjustments and will be subject to a Bond Adjustment, all of which may be negative. Any applicable Equity Adjustment will already be included in the Accumulated Value. The Bond Adjustment will be applied to the Accumulated Value when calculating the death benefit. Negative Equity Adjustments and/or Bond Adjustments may significantly reduce the death benefit.
•Partial withdrawals and Annuitizations may significantly reduce the death benefit, perhaps by more than the amount withdrawn or Annuitized.
The amount allocated to the Fixed Segment Option is subject to the Standard Nonforfeiture Law for Individual Deferred Annuities. For additional information on the nonforfeiture amount, see 9. FIXED SEGMENT OPTION MECHANICS.

Death Benefit Examples
Assumptions for the following examples:
•The Accumulated Value accounts for the Segment Interim Value calculations.
•The Accumulated Value is the sum of the Segment Interim Values for all Segment Options. These examples could be allocated to one or many Segment Options, and the examples would be the same.
A death benefit based on Segment Interim Value could result in significant loss due to the application of a negative Equity Adjustment. A death benefit that becomes payable before the Segment End Date for an Index-Linked Segment Option will be based on the Segment Interim Value for that Segment Option. The Segment Interim Value will be calculated by applying an Equity Adjustment to the Crediting Base. If the Equity Adjustment is negative, the Segment Interim Value will reflect investment loss, which could be significant. For example, assume that you initially allocate $10,000 to an Index-Linked Segment Option and that the death benefit becomes payable before the end of the Segment Term. In such case, the death benefit could be lower than, perhaps significantly lower than, $10,000. In extreme circumstances, a negative Equity Adjustment could result in a 100% loss of the death benefit amount.

Any fees for the optional Rate Enhancement Rider are accounted for in the Accumulated Value already. The rider charges reduce your Crediting Base and are therefore reflected in your Segment Interim Value(s) and/or your Segment Value(s) that make up your Accumulated Value. Furthermore, because the rider charge is deducted daily and assessed prior to calculating the Death Benefit, no pro-rated charges are due when the death benefit becomes payable. See 7. FEES, CHARGES AND ADJUSTMENTS — Optional Benefit — Rate Enhancement Rider.
•There have been no prior Surrenders.

Death Benefit Example 1
This example is intended to demonstrate that when the Accumulated Value is greater than the Premium Payment, the Bond Adjustment could reduce the Accumulated Value portion of the death benefit calculation to lower than the Premium Payment.
Contract Issue date = August 31
Age of the oldest Owner on the date the application is signed = 65
Premium Payment = $100,000
On November 3 of the same calendar year, assume the Accumulated Value is $101,000 and the Bond Adjustment is -$3,000.
The Death Benefit on November 3 is the greater of 1 or 2 below:
1. $98,000 = $101,000 — $3,000
2. $100,000 = Premium Payment
The Death Benefit on November 3 is $100,000.
In this example, the age of the oldest Owner on the date the application was signed was 79 or younger. However, if the age of the oldest Owner on the date the application was signed was 80 or older, the death benefit would be $98,000 (which is lower than the Premium Payment) because the Death Benefit would be the Accumulated Value subject to the Bond Adjustment.
Death Benefit Example 2
This example is intended to demonstrate that when the Accumulated Value is less than the Premium Payment, the Bond Adjustment could increase the Accumulated Value portion of the death benefit calculation to greater than the Premium Payment.
Contract Issue date = August 31
Age of the oldest Owner on the date the application is signed = 65
Premium Payment = $100,000
On November 3 of the same calendar year, assume the Accumulated Value is $99,000 and the Bond Adjustment is $2,000.
The Death Benefit on November 3 is the greater of 1 or 2 below:
1. $101,000 = $99,000 + $2,000
2. $100,000 = Premium Payment
The Death Benefit on November 3 is $101,000.
In this example, the age of the oldest Owner on the date the application was signed was 79 or younger. If the age of the oldest Owner on the date the application was signed was 80 or older, the Death Benefit would be $101,000 because the death benefit would be the Accumulated Value subject to the Bond Adjustment.

Death Benefit Example 3
This example is intended to demonstrate how a partial withdrawal impacts the Premium Payment portion of the death benefit calculation. A proportional reduction for a partial withdrawal will reduce the Premium Payment portion of the death benefit in the same proportion that the Accumulated Value was reduced on the date of the partial withdrawal. The proportional reduction for the partial withdrawal is equal to (1 divided by 2) multiplied by 3, where:
1.Is the amount of the partial withdrawal; and
2.Is the Accumulated Value immediately prior to the partial withdrawal; and
3.Is the Premium Payment.
Contract Issue date = August 31
Age of the oldest Owner on the date the application was signed = 65
Premium Payment = $100,000
On November 3 of the same calendar year, assume the Accumulated Value is $90,000 and the Bond Adjustment is -$4,000 and a partial withdrawal of $5,000

The death benefit on November 3 is the greater of 1 or 2 below:
1. $81,000 = ($90,000 - $5,000) - $4,000
2.$94,444.44 = Premium Payment proportionately reduced for the partial withdrawal is the Premium Payment ($100,000) reduced by the proportional reduction ($5,555.56)
•The amount of the proportional reduction ($5,555.56) is the partial withdrawal ($5,000) divided by the Accumulated Value immediately prior to the partial withdrawal ($90,000) multiplied by the Premium Payment ($100,000). Note that the proportional reduction to the Premium Payment ($5,555.56) is more than the partial withdrawal in the example ($5,000).
The death benefit on November 3 is $94,444.44.

Benefits Available [Table Text Block]	RATE ENHANCEMENT RIDER
The Rate Enhancement Rider is an optional benefit that can only be elected at the time the Contract is issued. The Rate Enhancement Rider effective date is the same as the Contract Date unless a different rider effective date is shown on your Contract’s Data Page. The Rate Enhancement Rider is available for all Index-Linked Segment Options.
Rider Benefit
The Rate Enhancement Rider provides an increased Participation Rate and/or Cap Rate on the Index-Linked Segment Options. While the purchase of the Rider ensures that your Participation Rate and/or Cap Rate (as applicable) will be higher than the standard rates, there is no guaranteed minimum increase to the standard rates that you will receive by purchasing the Rider. The increased Participation Rate and/or Cap Rate (as applicable) for the initial Segment Term are shown on your Contract’s Data Page.
Rider Risk
The risk in purchasing this rider is that you may not receive additional Segment Credits in excess of the Rate Enhancement Rider fee. For example, one situation where no benefit is provided for a Segment Term would be if the additional positive Segment Credit received is less than the Rate Enhancement Rider fee. Also, if performance of the applicable Segment Option is negative for a Segment Term, you will not receive additional Segment Credits under this rider for that Segment Term. Rider fees may significantly reduce your Crediting Base, resulting in lower Segment Interim Values for the remainder of the Segment Term, and less gain or more loss, as applicable, at the end of a Segment Term.
Rider Charge
For each Index-Linked Segment Option that you have selected for investment, the annual charge for the Rate Enhancement Rider is 0.95%, as a percentage of your Crediting Base as of the Segment Term Start Date for the applicable Index-Linked Segment Option. The rider charge is deducted daily from the Crediting Base(s) for your Index-Linked Segment Option(s). The Crediting Base is reduced by the dollar amount of the daily charge. The reduction is not proportionate, even when deducted prior to the Segment End Date. The deduction of rider charges will not trigger a Bond Adjustment or Equity Adjustment. See 7. FEES, CHARGES AND ADJUSTMENTS — Optional Benefit — Rate Enhancement Rider.
Rider Termination
The Rate Enhancement Rider terminates on the earliest of the following:
1.The Contract is terminated; or
2.A Segment Anniversary divisible by six, in which we receive your request to terminate the Rate Enhancement Rider (for example, if your initial Segment Start Date was 9/1/2022, you could only terminate the Rate Enhancement Rider on 9/1/2028, 9/1/2034, 9/1/2040, etc.).
If the Rate Enhancement Rider is terminated, the charge for the Rate Enhancement Rider also is terminated. No pro-rated rider charges will become due.

Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.95%
Benefits Description [Table Text Block]	RATE ENHANCEMENT RIDER
The Rate Enhancement Rider is an optional benefit that can only be elected at the time the Contract is issued. The Rate Enhancement Rider effective date is the same as the Contract Date unless a different rider effective date is shown on your Contract’s Data Page. The Rate Enhancement Rider is available for all Index-Linked Segment Options.
Rider Benefit
The Rate Enhancement Rider provides an increased Participation Rate and/or Cap Rate on the Index-Linked Segment Options. While the purchase of the Rider ensures that your Participation Rate and/or Cap Rate (as applicable) will be higher than the standard rates, there is no guaranteed minimum increase to the standard rates that you will receive by purchasing the Rider. The increased Participation Rate and/or Cap Rate (as applicable) for the initial Segment Term are shown on your Contract’s Data Page.
Rider Risk
The risk in purchasing this rider is that you may not receive additional Segment Credits in excess of the Rate Enhancement Rider fee. For example, one situation where no benefit is provided for a Segment Term would be if the additional positive Segment Credit received is less than the Rate Enhancement Rider fee. Also, if performance of the applicable Segment Option is negative for a Segment Term, you will not receive additional Segment Credits under this rider for that Segment Term. Rider fees may significantly reduce your Crediting Base, resulting in lower Segment Interim Values for the remainder of the Segment Term, and less gain or more loss, as applicable, at the end of a Segment Term.
Rider Charge
For each Index-Linked Segment Option that you have selected for investment, the annual charge for the Rate Enhancement Rider is 0.95%, as a percentage of your Crediting Base as of the Segment Term Start Date for the applicable Index-Linked Segment Option. The rider charge is deducted daily from the Crediting Base(s) for your Index-Linked Segment Option(s). The Crediting Base is reduced by the dollar amount of the daily charge. The reduction is not proportionate, even when deducted prior to the Segment End Date. The deduction of rider charges will not trigger a Bond Adjustment or Equity Adjustment. See 7. FEES, CHARGES AND ADJUSTMENTS — Optional Benefit — Rate Enhancement Rider.
Rider Termination
The Rate Enhancement Rider terminates on the earliest of the following:
1.The Contract is terminated; or
2.A Segment Anniversary divisible by six, in which we receive your request to terminate the Rate Enhancement Rider (for example, if your initial Segment Start Date was 9/1/2022, you could only terminate the Rate Enhancement Rider on 9/1/2028, 9/1/2034, 9/1/2040, etc.).
If the Rate Enhancement Rider is terminated, the charge for the Rate Enhancement Rider also is terminated. No pro-rated rider charges will become due.
DEATH BENEFIT
General Death Benefit Provisions
If the Owner or any Joint Owner dies prior to the Annuitization Date, we will pay the death benefit upon our receipt of required documents and Notice, in Good Order, including due proof of death. Proof of death includes a copy of a death certificate, a certified copy of a court order, a written statement by a medical doctor, or other proof satisfactory to us.
The Accumulated Value will remain invested in the Segment Options until the Valuation Day on which we receive the required documents in Good Order. If more than one beneficiary is named, each beneficiary’s portion of the death benefit will remain invested in the Segment Options until the Valuation Day on which we receive the required documents for that beneficiary. The death benefit is subject to the Segment Interim Value (which will include an Equity Adjustment) and a Bond Adjustment, which factors in market performance.
See 5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT — Segment Interim Value and 7. FEES, CHARGES AND ADJUSTMENTS — Bond Adjustment.
At the end of the Valuation Day on which we receive the required documents and Notice, in Good Order, including due proof of death, we will calculate the death benefit payable. See Death Benefit Calculation and Death Benefit Examples later in this section. We will generally pay the death benefit within seven days thereafter, subject to circumstances where payment may be delayed. See 19. ADDITIONAL INFORMATION ABOUT THE CONTRACT — Delay of Payments and Other Transactions. The death benefit will be held in our general account pending payment, and we will pay interest (as required by state law) on the death benefit from the date we received all required documents in Good Order until payment is made.
If the Owner or any Joint Owner dies prior to the Annuitization Date, the death benefit may be distributed in a lump sum or within five years of the date of death or distributed over a time period not extending beyond the life expectancy of the beneficiary as provided for in Internal Revenue Code (“IRC”) section 72(s), as may be amended from time to time. If payments are made over the life expectancy of the beneficiary, they must begin not later than one year after the date of death of the Owner or Joint Owner.
If the Owner or Joint Owner dies on or after the Annuitization Date and before the entire interest in this Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as required under applicable federal tax laws, including, particularly, IRC section 72(s), as may be amended from time to time. This approach will apply to the Annuity Benefit Options other than the Life Income and Joint and Survivor options.
Notwithstanding any provision to the contrary in this Contract, any payment of death benefits must comply with all applicable laws, including IRC section 72(s), as may be amended from time to time.
Partial withdrawals and Annuitizations may significantly reduce any future death benefit. The reduction to the death benefit for a partial withdrawal or Annuitization may be greater than the dollar amount withdrawn or Annuitized. Death benefit proceeds may also be reduced as a result of any applicable Bond Adjustments and Equity Adjustments.

Death of Owner(s)
The following provisions apply upon an Owner’s death if a Contract is not jointly owned:
1.If the surviving spouse is the only primary beneficiary, the surviving spouse may elect to become the Owner and continue the Contract or elect to receive the death benefit.
2.If the primary beneficiary is not the surviving spouse, the primary beneficiary will receive the death benefit.
The following provisions apply upon the death of the first Joint Owner to die when a Contract is jointly owned:
1.The surviving Joint Owner will be treated as the primary beneficiary. Any other beneficiary designation on record will be treated as contingent beneficiary.
2.If the surviving Joint Owner is the spouse of the deceased Joint Owner, the surviving spouse may elect to become the Owner and continue the Contract or elect to receive the death benefit.

Death of Annuitant(s)
If an Annuitant who is not an Owner dies while this Contract is in force, a new Annuitant may be named unless the Owner is a corporation, trust, or other entity.
If the Owner is a corporation, trust or other entity, the death benefit will be payable upon the death of the Annuitant, or, in the case of Joint Annuitants, upon the death of the first Joint Annuitant to die.

Death Benefit Calculation
If the age of the oldest Owner on the date the application is signed is 79 or younger, the death benefit is equal to the greater of 1 or 2 where:
1.Is the Accumulated Value (including any applicable Equity Adjustment(s)), subject to the Bond Adjustment, on the date we receive the proof of death and all required documents in Good Order; and
2.Is the Premium Payment minus a proportional reduction (as described below) for each partial withdrawal (and any applicable Surrender Charge) and each partial Annuitization made prior to the date we receive the proof of death and all required documents in Good Order.
With respect to the Premium Payment portion of the death benefit calculation, each partial withdrawal (and any applicable Surrender Charges) and each partial Annuitization will reduce the death benefit in the same proportion that the Accumulated Value was reduced on the date of the partial withdrawal or partial Annuitization. The proportional reduction is equal to (1 divided by 2) multiplied by 3, where:
1.Is the amount of the partial withdrawal (and any applicable Surrender Charges) or the amount of the partial Annuitization; and
2.Is the Accumulated Value immediately prior to the partial withdrawal or partial Annuitization; and
3.Is the Premium Payment as reduced for all prior partial withdrawals and partial Annuitizations immediately prior to the current partial withdrawal or partial Annuitization.
If a proportional reduction applies, and the Accumulated Value is less than the Premium Payment (immediately prior to the partial withdrawal or partial Annuitization), the proportionate reduction to the Premium Payment as described above will be greater than the amount withdrawn or Annuitized.
If the age of the oldest Owner on the date the application is signed is 80 or older, the death benefit is equal to the Accumulated Value (including Equity Adjustment(s) if the Accumulated Value includes Segment Interim Value(s)), subject to the Bond Adjustment, on the date we receive the proof of death and all required documents in Good Order.
Please note:
•Any death benefit, as described above, may be subject to Equity Adjustments and will be subject to a Bond Adjustment, all of which may be negative. Any applicable Equity Adjustment will already be included in the Accumulated Value. The Bond Adjustment will be applied to the Accumulated Value when calculating the death benefit. Negative Equity Adjustments and/or Bond Adjustments may significantly reduce the death benefit.
•Partial withdrawals and Annuitizations may significantly reduce the death benefit, perhaps by more than the amount withdrawn or Annuitized.
The amount allocated to the Fixed Segment Option is subject to the Standard Nonforfeiture Law for Individual Deferred Annuities. For additional information on the nonforfeiture amount, see 9. FIXED SEGMENT OPTION MECHANICS.

Death Benefit Examples
Assumptions for the following examples:
•The Accumulated Value accounts for the Segment Interim Value calculations.
•The Accumulated Value is the sum of the Segment Interim Values for all Segment Options. These examples could be allocated to one or many Segment Options, and the examples would be the same.
A death benefit based on Segment Interim Value could result in significant loss due to the application of a negative Equity Adjustment. A death benefit that becomes payable before the Segment End Date for an Index-Linked Segment Option will be based on the Segment Interim Value for that Segment Option. The Segment Interim Value will be calculated by applying an Equity Adjustment to the Crediting Base. If the Equity Adjustment is negative, the Segment Interim Value will reflect investment loss, which could be significant. For example, assume that you initially allocate $10,000 to an Index-Linked Segment Option and that the death benefit becomes payable before the end of the Segment Term. In such case, the death benefit could be lower than, perhaps significantly lower than, $10,000. In extreme circumstances, a negative Equity Adjustment could result in a 100% loss of the death benefit amount.

Any fees for the optional Rate Enhancement Rider are accounted for in the Accumulated Value already. The rider charges reduce your Crediting Base and are therefore reflected in your Segment Interim Value(s) and/or your Segment Value(s) that make up your Accumulated Value. Furthermore, because the rider charge is deducted daily and assessed prior to calculating the Death Benefit, no pro-rated charges are due when the death benefit becomes payable. See 7. FEES, CHARGES AND ADJUSTMENTS — Optional Benefit — Rate Enhancement Rider.
•There have been no prior Surrenders.

Death Benefit Example 1
This example is intended to demonstrate that when the Accumulated Value is greater than the Premium Payment, the Bond Adjustment could reduce the Accumulated Value portion of the death benefit calculation to lower than the Premium Payment.
Contract Issue date = August 31
Age of the oldest Owner on the date the application is signed = 65
Premium Payment = $100,000
On November 3 of the same calendar year, assume the Accumulated Value is $101,000 and the Bond Adjustment is -$3,000.
The Death Benefit on November 3 is the greater of 1 or 2 below:
1. $98,000 = $101,000 — $3,000
2. $100,000 = Premium Payment
The Death Benefit on November 3 is $100,000.
In this example, the age of the oldest Owner on the date the application was signed was 79 or younger. However, if the age of the oldest Owner on the date the application was signed was 80 or older, the death benefit would be $98,000 (which is lower than the Premium Payment) because the Death Benefit would be the Accumulated Value subject to the Bond Adjustment.
Death Benefit Example 2
This example is intended to demonstrate that when the Accumulated Value is less than the Premium Payment, the Bond Adjustment could increase the Accumulated Value portion of the death benefit calculation to greater than the Premium Payment.
Contract Issue date = August 31
Age of the oldest Owner on the date the application is signed = 65
Premium Payment = $100,000
On November 3 of the same calendar year, assume the Accumulated Value is $99,000 and the Bond Adjustment is $2,000.
The Death Benefit on November 3 is the greater of 1 or 2 below:
1. $101,000 = $99,000 + $2,000
2. $100,000 = Premium Payment
The Death Benefit on November 3 is $101,000.
In this example, the age of the oldest Owner on the date the application was signed was 79 or younger. If the age of the oldest Owner on the date the application was signed was 80 or older, the Death Benefit would be $101,000 because the death benefit would be the Accumulated Value subject to the Bond Adjustment.

Death Benefit Example 3
This example is intended to demonstrate how a partial withdrawal impacts the Premium Payment portion of the death benefit calculation. A proportional reduction for a partial withdrawal will reduce the Premium Payment portion of the death benefit in the same proportion that the Accumulated Value was reduced on the date of the partial withdrawal. The proportional reduction for the partial withdrawal is equal to (1 divided by 2) multiplied by 3, where:
1.Is the amount of the partial withdrawal; and
2.Is the Accumulated Value immediately prior to the partial withdrawal; and
3.Is the Premium Payment.
Contract Issue date = August 31
Age of the oldest Owner on the date the application was signed = 65
Premium Payment = $100,000
On November 3 of the same calendar year, assume the Accumulated Value is $90,000 and the Bond Adjustment is -$4,000 and a partial withdrawal of $5,000

The death benefit on November 3 is the greater of 1 or 2 below:
1. $81,000 = ($90,000 - $5,000) - $4,000
2.$94,444.44 = Premium Payment proportionately reduced for the partial withdrawal is the Premium Payment ($100,000) reduced by the proportional reduction ($5,555.56)
•The amount of the proportional reduction ($5,555.56) is the partial withdrawal ($5,000) divided by the Accumulated Value immediately prior to the partial withdrawal ($90,000) multiplied by the Premium Payment ($100,000). Note that the proportional reduction to the Premium Payment ($5,555.56) is more than the partial withdrawal in the example ($5,000).
The death benefit on November 3 is $94,444.44.

Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Provides for a death benefit upon death of the Owner during the accumulation period
Brief Restrictions / Limitations [Text Block]
•Only available during the accumulation period
•If age of oldest Owner on application date is 79 or younger, benefit will equal the greater of Accumulated Value or Premium Payment
•If age of oldest Owner on the application date is 80 or older, benefit will equal Accumulated Value
•Accumulated Value reflects any applicable Equity Adjustment and is subject to a Bond Adjustment, which may be negative
•Premium Payment component, if applicable, is subject to proportionate reductions for prior Surrenders
•Partial withdrawals and Annuitizations could significantly reduce the benefit, perhaps by more than the amount withdrawn or Annuitized
•Terminates upon full Annuitization
•State variations may apply

Name of Benefit [Text Block]	Death Benefit
Operation of Benefit [Text Block]	DEATH BENEFIT
General Death Benefit Provisions
If the Owner or any Joint Owner dies prior to the Annuitization Date, we will pay the death benefit upon our receipt of required documents and Notice, in Good Order, including due proof of death. Proof of death includes a copy of a death certificate, a certified copy of a court order, a written statement by a medical doctor, or other proof satisfactory to us.
The Accumulated Value will remain invested in the Segment Options until the Valuation Day on which we receive the required documents in Good Order. If more than one beneficiary is named, each beneficiary’s portion of the death benefit will remain invested in the Segment Options until the Valuation Day on which we receive the required documents for that beneficiary. The death benefit is subject to the Segment Interim Value (which will include an Equity Adjustment) and a Bond Adjustment, which factors in market performance.
See 5. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT — Segment Interim Value and 7. FEES, CHARGES AND ADJUSTMENTS — Bond Adjustment.
At the end of the Valuation Day on which we receive the required documents and Notice, in Good Order, including due proof of death, we will calculate the death benefit payable. See Death Benefit Calculation and Death Benefit Examples later in this section. We will generally pay the death benefit within seven days thereafter, subject to circumstances where payment may be delayed. See 19. ADDITIONAL INFORMATION ABOUT THE CONTRACT — Delay of Payments and Other Transactions. The death benefit will be held in our general account pending payment, and we will pay interest (as required by state law) on the death benefit from the date we received all required documents in Good Order until payment is made.
If the Owner or any Joint Owner dies prior to the Annuitization Date, the death benefit may be distributed in a lump sum or within five years of the date of death or distributed over a time period not extending beyond the life expectancy of the beneficiary as provided for in Internal Revenue Code (“IRC”) section 72(s), as may be amended from time to time. If payments are made over the life expectancy of the beneficiary, they must begin not later than one year after the date of death of the Owner or Joint Owner.
If the Owner or Joint Owner dies on or after the Annuitization Date and before the entire interest in this Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as required under applicable federal tax laws, including, particularly, IRC section 72(s), as may be amended from time to time. This approach will apply to the Annuity Benefit Options other than the Life Income and Joint and Survivor options.
Notwithstanding any provision to the contrary in this Contract, any payment of death benefits must comply with all applicable laws, including IRC section 72(s), as may be amended from time to time.
Partial withdrawals and Annuitizations may significantly reduce any future death benefit. The reduction to the death benefit for a partial withdrawal or Annuitization may be greater than the dollar amount withdrawn or Annuitized. Death benefit proceeds may also be reduced as a result of any applicable Bond Adjustments and Equity Adjustments.

Death of Owner(s)
The following provisions apply upon an Owner’s death if a Contract is not jointly owned:
1.If the surviving spouse is the only primary beneficiary, the surviving spouse may elect to become the Owner and continue the Contract or elect to receive the death benefit.
2.If the primary beneficiary is not the surviving spouse, the primary beneficiary will receive the death benefit.
The following provisions apply upon the death of the first Joint Owner to die when a Contract is jointly owned:
1.The surviving Joint Owner will be treated as the primary beneficiary. Any other beneficiary designation on record will be treated as contingent beneficiary.
2.If the surviving Joint Owner is the spouse of the deceased Joint Owner, the surviving spouse may elect to become the Owner and continue the Contract or elect to receive the death benefit.

Death of Annuitant(s)
If an Annuitant who is not an Owner dies while this Contract is in force, a new Annuitant may be named unless the Owner is a corporation, trust, or other entity.
If the Owner is a corporation, trust or other entity, the death benefit will be payable upon the death of the Annuitant, or, in the case of Joint Annuitants, upon the death of the first Joint Annuitant to die.
Death Benefit Examples
Assumptions for the following examples:
•The Accumulated Value accounts for the Segment Interim Value calculations.
•The Accumulated Value is the sum of the Segment Interim Values for all Segment Options. These examples could be allocated to one or many Segment Options, and the examples would be the same.
A death benefit based on Segment Interim Value could result in significant loss due to the application of a negative Equity Adjustment. A death benefit that becomes payable before the Segment End Date for an Index-Linked Segment Option will be based on the Segment Interim Value for that Segment Option. The Segment Interim Value will be calculated by applying an Equity Adjustment to the Crediting Base. If the Equity Adjustment is negative, the Segment Interim Value will reflect investment loss, which could be significant. For example, assume that you initially allocate $10,000 to an Index-Linked Segment Option and that the death benefit becomes payable before the end of the Segment Term. In such case, the death benefit could be lower than, perhaps significantly lower than, $10,000. In extreme circumstances, a negative Equity Adjustment could result in a 100% loss of the death benefit amount.

Any fees for the optional Rate Enhancement Rider are accounted for in the Accumulated Value already. The rider charges reduce your Crediting Base and are therefore reflected in your Segment Interim Value(s) and/or your Segment Value(s) that make up your Accumulated Value. Furthermore, because the rider charge is deducted daily and assessed prior to calculating the Death Benefit, no pro-rated charges are due when the death benefit becomes payable. See 7. FEES, CHARGES AND ADJUSTMENTS — Optional Benefit — Rate Enhancement Rider.
•There have been no prior Surrenders.

Death Benefit Example 1
This example is intended to demonstrate that when the Accumulated Value is greater than the Premium Payment, the Bond Adjustment could reduce the Accumulated Value portion of the death benefit calculation to lower than the Premium Payment.
Contract Issue date = August 31
Age of the oldest Owner on the date the application is signed = 65
Premium Payment = $100,000
On November 3 of the same calendar year, assume the Accumulated Value is $101,000 and the Bond Adjustment is -$3,000.
The Death Benefit on November 3 is the greater of 1 or 2 below:
1. $98,000 = $101,000 — $3,000
2. $100,000 = Premium Payment
The Death Benefit on November 3 is $100,000.
In this example, the age of the oldest Owner on the date the application was signed was 79 or younger. However, if the age of the oldest Owner on the date the application was signed was 80 or older, the death benefit would be $98,000 (which is lower than the Premium Payment) because the Death Benefit would be the Accumulated Value subject to the Bond Adjustment.
Death Benefit Example 2
This example is intended to demonstrate that when the Accumulated Value is less than the Premium Payment, the Bond Adjustment could increase the Accumulated Value portion of the death benefit calculation to greater than the Premium Payment.
Contract Issue date = August 31
Age of the oldest Owner on the date the application is signed = 65
Premium Payment = $100,000
On November 3 of the same calendar year, assume the Accumulated Value is $99,000 and the Bond Adjustment is $2,000.
The Death Benefit on November 3 is the greater of 1 or 2 below:
1. $101,000 = $99,000 + $2,000
2. $100,000 = Premium Payment
The Death Benefit on November 3 is $101,000.
In this example, the age of the oldest Owner on the date the application was signed was 79 or younger. If the age of the oldest Owner on the date the application was signed was 80 or older, the Death Benefit would be $101,000 because the death benefit would be the Accumulated Value subject to the Bond Adjustment.

Death Benefit Example 3
This example is intended to demonstrate how a partial withdrawal impacts the Premium Payment portion of the death benefit calculation. A proportional reduction for a partial withdrawal will reduce the Premium Payment portion of the death benefit in the same proportion that the Accumulated Value was reduced on the date of the partial withdrawal. The proportional reduction for the partial withdrawal is equal to (1 divided by 2) multiplied by 3, where:
1.Is the amount of the partial withdrawal; and
2.Is the Accumulated Value immediately prior to the partial withdrawal; and
3.Is the Premium Payment.
Contract Issue date = August 31
Age of the oldest Owner on the date the application was signed = 65
Premium Payment = $100,000
On November 3 of the same calendar year, assume the Accumulated Value is $90,000 and the Bond Adjustment is -$4,000 and a partial withdrawal of $5,000

The death benefit on November 3 is the greater of 1 or 2 below:
1. $81,000 = ($90,000 - $5,000) - $4,000
2.$94,444.44 = Premium Payment proportionately reduced for the partial withdrawal is the Premium Payment ($100,000) reduced by the proportional reduction ($5,555.56)
•The amount of the proportional reduction ($5,555.56) is the partial withdrawal ($5,000) divided by the Accumulated Value immediately prior to the partial withdrawal ($90,000) multiplied by the Premium Payment ($100,000). Note that the proportional reduction to the Premium Payment ($5,555.56) is more than the partial withdrawal in the example ($5,000).
The death benefit on November 3 is $94,444.44.

Calculation Method of Benefit [Text Block]
Death Benefit Calculation
If the age of the oldest Owner on the date the application is signed is 79 or younger, the death benefit is equal to the greater of 1 or 2 where:
1.Is the Accumulated Value (including any applicable Equity Adjustment(s)), subject to the Bond Adjustment, on the date we receive the proof of death and all required documents in Good Order; and
2.Is the Premium Payment minus a proportional reduction (as described below) for each partial withdrawal (and any applicable Surrender Charge) and each partial Annuitization made prior to the date we receive the proof of death and all required documents in Good Order.
With respect to the Premium Payment portion of the death benefit calculation, each partial withdrawal (and any applicable Surrender Charges) and each partial Annuitization will reduce the death benefit in the same proportion that the Accumulated Value was reduced on the date of the partial withdrawal or partial Annuitization. The proportional reduction is equal to (1 divided by 2) multiplied by 3, where:
1.Is the amount of the partial withdrawal (and any applicable Surrender Charges) or the amount of the partial Annuitization; and
2.Is the Accumulated Value immediately prior to the partial withdrawal or partial Annuitization; and
3.Is the Premium Payment as reduced for all prior partial withdrawals and partial Annuitizations immediately prior to the current partial withdrawal or partial Annuitization.
If a proportional reduction applies, and the Accumulated Value is less than the Premium Payment (immediately prior to the partial withdrawal or partial Annuitization), the proportionate reduction to the Premium Payment as described above will be greater than the amount withdrawn or Annuitized.
If the age of the oldest Owner on the date the application is signed is 80 or older, the death benefit is equal to the Accumulated Value (including Equity Adjustment(s) if the Accumulated Value includes Segment Interim Value(s)), subject to the Bond Adjustment, on the date we receive the proof of death and all required documents in Good Order.
Please note:
•Any death benefit, as described above, may be subject to Equity Adjustments and will be subject to a Bond Adjustment, all of which may be negative. Any applicable Equity Adjustment will already be included in the Accumulated Value. The Bond Adjustment will be applied to the Accumulated Value when calculating the death benefit. Negative Equity Adjustments and/or Bond Adjustments may significantly reduce the death benefit.
•Partial withdrawals and Annuitizations may significantly reduce the death benefit, perhaps by more than the amount withdrawn or Annuitized.
The amount allocated to the Fixed Segment Option is subject to the Standard Nonforfeiture Law for Individual Deferred Annuities. For additional information on the nonforfeiture amount, see 9. FIXED SEGMENT OPTION MECHANICS.

Free Surrender Amount Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Free Surrender Amount
Purpose of Benefit [Text Block]
For Contracts with applications signed on or after May 1, 2025:
Provides for an amount that may be withdrawn each Contract Year without incurring Surrender Charges or Bond Adjustments

For Contracts with applications signed before May 1, 2025:
Provides for an amount that may be withdrawn each Contract Year without incurring Surrender Charges

Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•Only available during the accumulation period
•Withdrawals of Free Surrender Amount may be subject to negative Equity Adjustments and taxes and tax penalties
•For Contracts with applications signed before May 1, 2025, withdrawals of Free Surrender Amount may be subject to Bond Adjustments
•All withdrawals count against Free Surrender Amount
•Partial Annuitizations count against Free Surrender Amount remaining, but are not treated as withdrawals of Free Surrender Amount
•Unused Free Surrender Amount not available in future Contract Years

Name of Benefit [Text Block]	Free Surrender Amount
Segment Lock-Ins Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Segment Lock-Ins
Purpose of Benefit [Text Block]
Gives you the option to lock in an Equity Adjustment for an Index-Linked Segment Option prior to the Segment End Date If exercised, you will receive a Segment Credit on the Segment End Date equal to the locked-in Equity Adjustment rather than Segment Credits using the point-to-point crediting methodology for the Index-Linked Segment Option

Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]
•We will not provide advice or notify you regarding whether you should exercise Segment Lock-In or the optimal time for doing so (if any)
•We will not warn you if you exercise Segment Lock-In at a sub-optimal time
•We will not warn you if you set Lock-In Thresholds for Automatic Segment Lock-In at sub-optimal levels
•You will not know the locked-in Equity Adjustment in advance; the locked-in Equity Adjustment could be lower than you anticipated
•We are not responsible for any losses or forgone gains related to your decision whether or not to exercise Segment Lock-In
•Only available during the accumulation period
•Only available for the Index-Linked Segment Options
•Will not participate in Index performance (positive or negative) for the remainder of the Segment Term, including the Segment End Date
•Floor Rate, Buffer Rate, Peak Buffer Midpoint, Cap Rate and Participation Rate, as applicable, will not apply on the Segment End Date
•Locking-in a negative Equity Adjustment will result in loss, no downside protection under buffer or floor will apply, and the loss could be significant
•For multi-year Segment Terms, upon exercise, Segment End Date will always be next Segment Anniversary
•Cannot be exercised during last two Valuation Days prior to Segment End Date
•May be exercised once per Segment Term for each Index-Linked Segment Option
•May only exercise for entire Accumulated Value in an Index-Linked Segment Option
•Exercise is irrevocable

Name of Benefit [Text Block]	Segment Lock-Ins
Critical Need Surrender Charge Waiver Rider Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Critical Need Surrender Charge Waiver Rider
Purpose of Benefit [Text Block]	Waiver of Surrender Charges in the event of a critical need
Brief Restrictions / Limitations [Text Block]
•Automatically included in Contract at issue
•Only available during the accumulation period
•Owner or Annuitant must have a “critical need” as defined by the benefit
•Critical need must not pre-exist the Contract Date
•Withdrawals under the benefit may be subject to negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties
•Withdrawals count against the Free Surrender Amount

Name of Benefit [Text Block]	Critical Need Surrender Charge Waiver Rider
Rate Enhancement Rider Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Rate Enhancement Rider
Purpose of Benefit [Text Block]	Provides an increased Participation Rate and/or Cap Rate on the Index-Linked Segment Options
Standard Benefit Expense (of Benefit Base), Maximum [Percent]	0.95%
Brief Restrictions / Limitations [Text Block]
•May be elected only at Contract issue
•Cannot terminate until a Segment Anniversary evenly divisible by 6 (e.g., 6, 12, 18, etc.)
•No guaranteed minimum increase to standard Cap Rates / Participation Rates
•May not receive positive Segment Credits, if any, in excess of the rider fees
•Rider fees may significantly reduce your Crediting Base, resulting in lower Segment Interim Values for the remainder of the Segment Term, and less gain or more loss, as applicable, at the end of a Segment Term.
•The deduction of rider charges will not trigger a Bond or Equity Adjustment

Name of Benefit [Text Block]	Rate Enhancement Rider
Operation of Benefit [Text Block]	RATE ENHANCEMENT RIDER
The Rate Enhancement Rider is an optional benefit that can only be elected at the time the Contract is issued. The Rate Enhancement Rider effective date is the same as the Contract Date unless a different rider effective date is shown on your Contract’s Data Page. The Rate Enhancement Rider is available for all Index-Linked Segment Options.
Rider Benefit
The Rate Enhancement Rider provides an increased Participation Rate and/or Cap Rate on the Index-Linked Segment Options. While the purchase of the Rider ensures that your Participation Rate and/or Cap Rate (as applicable) will be higher than the standard rates, there is no guaranteed minimum increase to the standard rates that you will receive by purchasing the Rider. The increased Participation Rate and/or Cap Rate (as applicable) for the initial Segment Term are shown on your Contract’s Data Page.
Rider Risk
The risk in purchasing this rider is that you may not receive additional Segment Credits in excess of the Rate Enhancement Rider fee. For example, one situation where no benefit is provided for a Segment Term would be if the additional positive Segment Credit received is less than the Rate Enhancement Rider fee. Also, if performance of the applicable Segment Option is negative for a Segment Term, you will not receive additional Segment Credits under this rider for that Segment Term. Rider fees may significantly reduce your Crediting Base, resulting in lower Segment Interim Values for the remainder of the Segment Term, and less gain or more loss, as applicable, at the end of a Segment Term.
Rider Charge
For each Index-Linked Segment Option that you have selected for investment, the annual charge for the Rate Enhancement Rider is 0.95%, as a percentage of your Crediting Base as of the Segment Term Start Date for the applicable Index-Linked Segment Option. The rider charge is deducted daily from the Crediting Base(s) for your Index-Linked Segment Option(s). The Crediting Base is reduced by the dollar amount of the daily charge. The reduction is not proportionate, even when deducted prior to the Segment End Date. The deduction of rider charges will not trigger a Bond Adjustment or Equity Adjustment. See 7. FEES, CHARGES AND ADJUSTMENTS — Optional Benefit — Rate Enhancement Rider.
Rider Termination
The Rate Enhancement Rider terminates on the earliest of the following:
1.The Contract is terminated; or
2.A Segment Anniversary divisible by six, in which we receive your request to terminate the Rate Enhancement Rider (for example, if your initial Segment Start Date was 9/1/2022, you could only terminate the Rate Enhancement Rider on 9/1/2028, 9/1/2034, 9/1/2040, etc.).
If the Rate Enhancement Rider is terminated, the charge for the Rate Enhancement Rider also is terminated. No pro-rated rider charges will become due.

Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
Yes.
•You can lose money by investing in the Contract, including loss of principal and previous earnings.
•Under an Index-Linked Segment Option, the maximum amount of loss that you could experience from negative Index performance at the end of a Segment Term, after taking into account the minimum limits on Index loss currently provided under the Contract, would be: 100% loss for a 0% Buffer Rate; 90% loss for a 10% Buffer Rate; 80% loss for a 20% Buffer Rate; 10% loss for a 10% Floor Rate; or 0% loss for a 0% Floor Rate.
•The limits on Index loss offered under the Contract may change from one Segment Term to the next; however, we will always offer an Index-Linked Segment Option with a 10% Buffer Rate. As such, there will always be an Index-Linked Segment Option that limits Index losses for a single Segment Term to a maximum of 90% (although your cumulative losses over multiple Segment Terms could be greater).
•In the future, we may not offer any Index-Linked Segment Options with a floor, and we do not guarantee a minimum Floor Rate for any new Floor Segment Option that we may offer in the future.

Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
No.
•The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
•The Contract’s tax deferral and long-term income features are generally more beneficial to investors with a long time horizon.
•Amounts withdrawn or otherwise Surrendered under the Contract may be subject to Surrender Charges, negative Bond Adjustments and taxes and tax penalties. In addition, for Index-Linked Segment Options, withdrawals and other Surrenders before the Segment End Date may result in negative Equity Adjustments and loss of positive Index performance.
•Withdrawals and other Surrenders will reduce your Crediting Base in a Segment Option. Generally, prior to the Segment End Date, the Crediting Base for an Index-Linked Segment Option will be proportionately reduced, and the proportionate reduction could be greater than the amount Surrendered. Reductions to your Crediting Base will result in lower Segment Interim Values for the remainder of the Segment Term and less Segment Return (if any) on the Segment End Date.
•At the end of a Segment Term, Accumulated Value in the ended Segment Option will be reinvested, Transferred, withdrawn or Annuitized based on your instructions. In the absence of instructions, that amount will be re-invested in the same Segment Option for a new Segment Term (with the Cap Rate and Participation Rate or annual interest rate applicable to a new Segment Term). If the same Segment Option is no longer available, that amount will be automatically Transferred to the applicable default option.
oIf the ended Segment Option is an Index-Linked Segment Option, and that Index-Linked Segment Option is no longer available, the default option will be a 1-year Index-Linked Segment Option with the same Index and Buffer Rate or Floor Rate, if available (with the Cap Rate and Participation Rate applicable to a new Segment Term). If there is no such Segment Option available, the default option will be the Fixed Segment Option (with the annual interest rate applicable to a new Segment Term).
oIf the ended Segment Option is the Fixed Segment Option, and the Fixed Segment Option is no longer available, the default option will be the following Index-Linked Segment Option: Point-to-Point, S&P 500 Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 0% Floor.
oWe reserve the right to change the default Segment Options in the future.
Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
•An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g., Index-Linked Segment Options). Each investment option (including the Fixed Segment Option) has its own unique risks. You should review the available investment options before making an investment decision.
For Index-Linked Segment Options
•The Participation Rate and Cap Rate, as applicable, may limit positive Index returns (i.e., limited upside). This may result in you earning less than the Index return. For example:
oIf the Index Change is 5%, Participation Rate is 80% and Cap Rate is 10%, we would apply only 4% gain at the end of the Segment Term using the Participation Rate (i.e., 5% x 80% = 4%).
oIf the Index Change were instead 15%, we would not apply the Participation Rate, as that would result in gain (12%) exceeding the Cap Rate (10%). We would apply only 10% gain using the Cap Rate at the end of the Segment Term.
•The Buffer Rate or Floor Rate, as applicable, may limit your losses due to negative Index returns at the end of the Segment Term (e.g., limited protection in the case of market decline). Although your losses from negative Index returns may be limited, they may not be entirely prevented, and you could lose a significant amount of money. For example:
oIf the Index Change is -25% and the Buffer Rate is 10%, we will apply a 15% loss (the amount of negative Index performance that exceeds the Buffer Rate) at the end of the Segment Term.
oIf the Index Change is -25% and the Floor Rate is 10%, we will apply a 10% loss (the amount of negative Index performance up to the Floor Rate) at the end of the Segment Term.
•A 0% Buffer Rate will provide no protection from losses due to negative Index returns (i.e., no protection in the case of market decline).
•While a Floor Segment Option with a 0% Floor Rate provides complete protection from losses due to negative Index returns, like any other Index-Linked Segment Option, there may be losses due to Surrender Charges, negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties.
•While a Peak Buffer Segment Option provides for potential gain in the event of negative Index returns that do not exceed the Buffer Rate, a Peak Buffer Segment Option does not provide protection from losses for any negative Index returns in excess of the Buffer Rate.
•The limit on Index loss for an Index-Linked Segment Option applies only at the end of a Segment Term. Therefore, the limit on Index loss will not apply unless you hold your investment for the entire Segment Term. Also, the limit on Index loss is only for a single Segment Term. Over multiple Segment Terms, your cumulative losses may exceed the stated limit on Index losses for any single Segment Term.
•An Index-Linked Segment Option's limit on Index loss provides no protection from negative Bond Adjustments or negative Equity Adjustments.
•Each Index either (a) is a “price return index,” not a “total return index,” and therefore does not reflect dividends paid on securities composing the Index, or (b) deducts fees and costs when calculating Index performance. This will reduce the Index return and may cause the Index (and consequently your investment in the Index-Linked Segment Option) to underperform a direct investment in the securities composing the Index.
Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]
An investment in the Contract is subject to the risks related to the Company. Any obligations (including under the Fixed Segment Option and Index-Linked Segment Options), guarantees or benefits of the Contract are subject to the claims-paying ability of the Company. More information about the Company, including its financial strength ratings, is available upon request by calling 1-800-852-4450.

Risk Of Loss In Index-Linked Segment Options [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of Loss in Index-Linked Segment Options
An investment in this Contract is subject to the risk of poor investment performance of the Index-Linked Segment Options to which you have allocated Accumulated Value. You can lose money by investing in this Contract, including loss of principal and/or prior earnings. While limited protection from Index losses may be provided under your Contract through a Buffer Segment Option, Peak Buffer Segment Option or Floor Segment Option, you bear some level of the risk of decline in your Contract’s Accumulated Value resulting from the performance of the Index-Linked Segment Options. The risk of losses may be significant.
Because of potential Equity Adjustments and/or Bond Adjustments, in extreme circumstances, it is possible the total loss could be 100% (i.e., a complete loss of your Premium Payment and any prior earnings) even if your Contract is outside of the Surrender Charge period. While the Equity Adjustment only applies on dates other than the Segment End Date, the Bond Adjustment may always apply, even on the Segment End Date. For additional information, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS.

Risk Of Loss In Exercising Free Look [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risk of Loss in Exercising Free Look
Upon exercising your free look rights, the amount we will return to you will be based on the state law applicable to your Contract as follows:
•In the states that require us to return your Premium Payment, we will return your Premium Payment without any interest earned.
•In states where we return your Contract Accumulated Value, the free look amount will be the Contract Accumulated Value plus any premium tax charge deducted. If you have elected to have taxes withheld, we will subtract any applicable federal and state income tax withholding from the amount returned to you. In addition, with respect to any portion of your Premium Payment allocated to an Index-Linked Segment Option, you assume risk of loss due to the possibility of a negative Equity Adjustment. As a result, you may receive less money upon the exercise of your free look rights than you paid into the Contract in Premium Payment.
•In states that require us to return the greater of your Premium Payment and your Contract Accumulated Value, the free look amount will be the greater of the values in the previous two bullets.
For additional information, see 8. PURCHASING THE CONTRACT — Right to Examine the Contract (Free Look).

Initial Holding Account Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Initial Holding Account Risk
When you first invest in the Contract, your Premium Payment will be held in the Initial Holding Account temporarily. While in the Initial Holding Account the amount invested earns only a fixed interest rate. We determine the annual interest rate for the Initial Holding Account at our discretion. In no event will we declare an annual interest rate lower than the Guaranteed Minimum Interest Rate of 0.05%. You bear the risk that we will not credit interest at a rate greater than the Guaranteed Minimum Interest Rate.
Your Premium Payment (plus credited interest) will be allocated from the Initial Holding Account to your selected Segment Option(s) on the next Segment Start Date (i.e., the next 9th or 23rd of any month), if we received the Premium Payment at least one Valuation Day prior to the next Segment Start Date. If not received by then, the Premium Payment will be allocated to your selected Segment Option(s) on the Segment Start Date immediately following the next Segment Start Date. We reserve the right to hold your Premium Payment (plus credited interest) in the Initial Holding Account until the end of the free look period. If we exercise this right, your Premium Payment would be held in the Initial Holding Account for the duration of the free look period plus the number of days until the next Segment Start Date after the free look period expires. Please note that free look periods vary by state. See APPENDIX C for state variations.
Depending on when we receive your Premium Payment, when Valuation Days occur in a given calendar month, and the length of the free look period under your Contract, it is possible that your Premium Payment (plus credited interest) could be held in the Initial Holding Account for an extended period of time, potentially multiple months. The Contract does not include a specific maximum number of days that the Premium Payment (plus credited interest) may be held in the Initial Holding Account. The specific number of days will depend on your circumstances, the allocation rules described above, and potentially factors that are beyond our control, such as unanticipated closures of the New York Stock Exchange. For example, assume that we receive your application in Good Order and your Premium Payment on October 9, 2024, we exercise our right to hold your Premium Payment in the Initial Holding Account until the end of the free look period, and the longest free look period currently possible of 45 days (for replacement Contracts issued in Pennsylvania) applies. Based on these assumptions, your Premium Payment (plus credited interest) would remain in the Initial Holding Account until December 9, 2024 (61 days total).
For additional information, see 8. PURCHASING THE CONTRACT — Initial Holding Account.

Index Performance Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Index Performance Risk
If you invest in an Index-Linked Segment Option, you will be exposed to the investment risks associated with the applicable Index, including the following:
•The performance of an Index is based on changes in the values of the securities or other assets that compose the Index. The securities and assets composing the Indices are subject to a variety of investment risks, many of which are complicated and interrelated.
•The performance of an Index will fluctuate, sometimes rapidly and unpredictably. Both short-term and long-term negative Index performance, over one or multiple Segment Terms, may cause you to lose principal or previous earnings. The historical performance of an Index does not guarantee future results. It is impossible to predict whether an Index will perform positively or negatively over the course of a Segment Term or multiple Segment Terms.
•Each Index’s performance is subject to market risk, equity risk and issuer risk (in addition to other risks identified in this section):
•Market Risk. Each Index could decrease in value over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Negative fluctuations in the value of an Index may be significant and unpredictable.
•Equity Risk. Each Index is comprised of equity securities. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities may underperform in comparison to the general financial markets, a particular financial market, or other asset classes.
•Issuer Risk. The performance of each Index depends on the performance of individual securities included in the Index. Changes in the financial condition, credit rating, or public perception of an issuer of those securities may cause the value of the issuer’s securities to decline.
In recent years, the financial markets have at times experienced periods of significant volatility and negative returns, contributing to an uncertain and evolving economic environment. The performance of the markets has been impacted by several interrelating factors such as, but not limited to, natural disasters, public health crises, inflation, political and social developments, and military and governmental actions. You should consult with your financial professional about how market conditions may impact your investment decisions under the Contract.
•We calculate an Index Change by comparing the value of the Index between two specific points in time, which means the performance of the Index may be negative or flat for the Segment Term as a whole (including a multi-year Segment Term) even if the Index performed positively for certain periods of time during the Segment Term.
•An investment in an Index-Linked Segment Option is not an investment in the companies that compose the applicable Index. You will not be invested in the Index or in the securities tracked by the Index. You will have no voting rights, no rights to receive cash dividends or other distributions and no other rights with respect to the companies that make up the Index. An investment in an Index-Linked Segment Option is an investment in your Contract and amounts that you invest in the Contract become assets of the Company.
•The S&P 500® Price Return Index, Russell 2000® Price Return Index, MSCI EAFE Price Return Index and Nasdaq-100 Price Return Index® are “price return” indices, meaning the Index return does not include any dividends or other distributions declared by the companies included in the Index. This results in lower Index Values and, therefore, may negatively impact the performance of the Contract. The SG Smart Climate Index reflects deductions and costs that result in lower Index Values and, therefore, may negatively impact the performance of the Contract.
In addition to the foregoing, each Index has its own unique risks, as follows:
•The S&P 500® Price Return Index
This Index is composed of equity securities issued by large-capitalization (“large cap”) U.S. companies. Generally, it is more difficult for large-cap companies to pivot their strategies quickly in response to changes in their industry. In addition, because they typically are more well-established, it is rare to see large-cap companies have the high growth rates that can be seen with small-capitalization (“small cap”) companies.
•Russell 2000® Price Return Index
This Index is composed of equity securities of small-cap U.S. companies. Generally, the securities of small-cap companies are more volatile and riskier than the securities of large-cap companies.
•MSCI EAFE Price Return Index
Index-Linked Segment Options linked to this Index are no longer available for Segment Terms beginning after May 1, 2025, except for the initial Segment Term for Contracts with applications signed on or before May 1, 2025.
This Index is composed of equity securities and is designed to represent the performance of large and mid-cap securities across 21 developed markets around the world but excluding the U.S. and Canada. The value of foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of U.S. issuers. Shifts in these factors can result in this Index being more volatile than other Indices.
•Nasdaq-100 Price Return Index®
This Index is composed of equity securities issued by large-cap U.S. and non-U.S. companies, excluding financial companies. To the extent the Index is comprised of securities issued by companies in a particular sector, those securities may not perform as well as the securities of companies in other sectors or the market as a whole. The value of foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the U.S. dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of U.S. issuers.
•SG Smart Climate Index
This Index provides investment exposure to the performance of large-cap U.S. stocks that are selected based on proprietary climate risk preparedness scores and certain environmental, social and governance (ESG) filters. The Index provides exposure to such stocks through its underlying Index, the SG Climate Transition Risk Index (the “Underlying SGI Index”).
The Index is subject to several risks, such as the following:
•ESG Methodology Risk. The Underlying SGI Index is composed of stocks that are selected based on an ESG methodology that includes climate risk scores and ESG exclusion filters. Investors’ views about ESG matters may differ from the Underlying SGI Index’s ESG methodology. As such, the ESG methodology may not reflect the beliefs or values of any particular investor. There is no guarantee that the ESG methodology will ultimately enhance the performance of the Index. The ESG methodology could detract from the performance of the Index, as companies with lower ESG ratings may perform better than companies with higher ESG ratings over the short or long term. Due to the inherent difficulty of forecasting within complex systems and the general unpredictability of future events, there is no guarantee that the predictive climate risk models used by the Underlying SGI Index will identify stocks that will perform well if climate events occur.
Same as an Index-Linked Segment Option linked to any other Index, if you invest in an Index-Linked Segment Option linked to the SG Smart Climate Index, you are not investing in the companies that comprise the Index (including the Underlying SGI Index). Instead, you are investing in your Contract. Amounts that you invest in the Contract become assets of the Company. The assets in the Company's general account, which the Company invests to support its payment obligations under the Contract, are not invested based on ESG criteria.
•Performance Drag Risk. The performance of the Index will always be worse than the performance of the underlying index. The Index reflects deductions that reduce performance, including a negative performance adjustment equal to 1.50% and fixed replication costs equal to 0.50%, each as an annualized percentage of Index Value. In addition, the performance of the Index is reduced by assumed costs of borrowing equal to the U.S. Federal Funds Rate. As of December 31, 2024, the U.S. Federal Funds Rate was 4.33%. The U.S. Federal Funds Rate will fluctuate over time and may be higher or lower in the future. Without these deductions, the performance of the Index over any one year period would be higher by approximately 2.00% plus the U.S. Federal Funds Rate. While these deductions are not charges under the Contract, they result in lower Index Values and may therefore negatively impact the performance of your Contract.
•Large-Cap Risk. Large-cap companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-cap companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-cap companies has trailed the overall performance of the broader securities markets.
•Index Disruption Risk. Disruptive and extraordinary events could impair the operation of the Index or the Underlying SGI Index. For example, these events could relate to the unavailability of necessary data to apply the ESG methodology, an insufficient number of eligible stocks or the termination or breach of a third-party licensing agreement. Should a disruptive or extraordinary event occur, the Index provider may take any actions permitted by the Index rules, such as postponing calculations or rebalances, adjusting the terms of an Index to preserve its economic characteristics, restating Index values or discontinuing the Index.
•New Index Risk. The Index and the Underlying SGI Index have limited performance histories. Generally, there is less publicly available information about the Index and the Underlying SGI Index compared to more established market indexes. Inquiries regarding the Index or the Underlying SGI Index should be directed to your financial professional or Principal Life Insurance Company either by:
•Calling us at 1-800-852-4450 between the hours of 7 a.m. and 6 p.m. Central Time
•Sending us your inquiry at the below address:
Principal Life Insurance Company
Attn: RIS Annuity Services P O Box 9382
Des Moines, Iowa 50306-9382
For more detailed information about this and the other available Indices, see APPENDIX B: ADDITIONAL INDEX DISCLOSURES.

Index Performance Risk, ESG Methodology Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	ESG Methodology Risk. The Underlying SGI Index is composed of stocks that are selected based on an ESG methodology that includes climate risk scores and ESG exclusion filters. Investors’ views about ESG matters may differ from the Underlying SGI Index’s ESG methodology. As such, the ESG methodology may not reflect the beliefs or values of any particular investor. There is no guarantee that the ESG methodology will ultimately enhance the performance of the Index. The ESG methodology could detract from the performance of the Index, as companies with lower ESG ratings may perform better than companies with higher ESG ratings over the short or long term. Due to the inherent difficulty of forecasting within complex systems and the general unpredictability of future events, there is no guarantee that the predictive climate risk models used by the Underlying SGI Index will identify stocks that will perform well if climate events occur.
Same as an Index-Linked Segment Option linked to any other Index, if you invest in an Index-Linked Segment Option linked to the SG Smart Climate Index, you are not investing in the companies that comprise the Index (including the Underlying SGI Index). Instead, you are investing in your Contract. Amounts that you invest in the Contract become assets of the Company. The assets in the Company's general account, which the Company invests to support its payment obligations under the Contract, are not invested based on ESG criteria.

Index Performance Risk, Performance Drag Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Performance Drag Risk. The performance of the Index will always be worse than the performance of the underlying index. The Index reflects deductions that reduce performance, including a negative performance adjustment equal to 1.50% and fixed replication costs equal to 0.50%, each as an annualized percentage of Index Value. In addition, the performance of the Index is reduced by assumed costs of borrowing equal to the U.S. Federal Funds Rate. As of December 31, 2024, the U.S. Federal Funds Rate was 4.33%. The U.S. Federal Funds Rate will fluctuate over time and may be higher or lower in the future. Without these deductions, the performance of the Index over any one year period would be higher by approximately 2.00% plus the U.S. Federal Funds Rate. While these deductions are not charges under the Contract, they result in lower Index Values and may therefore negatively impact the performance of your Contract.
Index Performance Risk, Large-Cap Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Large-Cap Risk. Large-cap companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-cap companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large-cap companies has trailed the overall performance of the broader securities markets.
Index Performance Risk, Index Disruption Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Index Disruption Risk. Disruptive and extraordinary events could impair the operation of the Index or the Underlying SGI Index. For example, these events could relate to the unavailability of necessary data to apply the ESG methodology, an insufficient number of eligible stocks or the termination or breach of a third-party licensing agreement. Should a disruptive or extraordinary event occur, the Index provider may take any actions permitted by the Index rules, such as postponing calculations or rebalances, adjusting the terms of an Index to preserve its economic characteristics, restating Index values or discontinuing the Index.
Index Performance Risk, New Index Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	New Index Risk. The Index and the Underlying SGI Index have limited performance histories. Generally, there is less publicly available information about the Index and the Underlying SGI Index compared to more established market indexes. Inquiries regarding the Index or the Underlying SGI Index should be directed to your financial professional or Principal Life Insurance Company either by:
•Calling us at 1-800-852-4450 between the hours of 7 a.m. and 6 p.m. Central Time
•Sending us your inquiry at the below address:
Principal Life Insurance Company
Attn: RIS Annuity Services P O Box 9382
Des Moines, Iowa 50306-9382
For more detailed information about this and the other available Indices, see APPENDIX B: ADDITIONAL INDEX DISCLOSURES.

Liquidity Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Liquidity Risk
Liquidity Risk Generally
This Contract is not suitable as a short-term savings vehicle and is not appropriate if you need ready access to cash. The benefits of tax deferral and allocation to Segment Options for the full Segment Terms are better for investors with long investment time horizons. Surrender charges apply for up to six years after the Premium Payment and these charges will reduce the value of your Contract if you withdraw money during that time.
A Bond Adjustment will generally apply upon any withdrawal, death benefit or Annuitization from any Segment Option on any date (including a Segment End Date), subject to certain exceptions discussed in this prospectus. The dollar amount of a Bond Adjustment is calculated based on the reduction to the Crediting Base for a Segment Option, and is then applied to the amount Surrendered. A partial withdrawal or Annuitization may reduce the Crediting Base by more than the amount Surrendered. In extreme circumstances, you could lose up to 100% of the amount Surrendered due to a negative Bond Adjustment. See 7. FEES, CHARGES AND ADJUSTMENTS — Bond Adjustment for additional information.
While the Contract provides for a Free Surrender Amount not subject to Surrender Charges (or Bond Adjustments for Contracts with applications signed on or after May 1, 2025), the Free Surrender Amount is limited. For Contracts with applications signed on or after May 1, 2025, withdrawals of the Free Surrender Amount may be subject to negative Equity Adjustments, taxes and tax penalties. For Contracts with applications signed before May 1, 2025, withdrawals of the Free Surrender Amount may be subject to negative Equity Adjustments, negative Bond Adjustments, taxes and tax penalties.
There may be adverse tax consequences if you take early withdrawals from the Contract, including amounts withdrawn from the Contract being subject to a 10% federal penalty if taken before age 59½, which would be in addition to any other federal or state income taxes payable.
Limits on Transfers
The restrictions applicable to Transfers also creates liquidity risk. You are only able to make Transfers of Accumulated Value among the various Segment Options at the end of a Segment Term. This significantly limits your ability to react to changes in market conditions during Segment Terms.
Your Transfer requests must be received by us at least two Valuation Days prior to the end of a Segment Term. If you submit a Transfer request but we do not receive it prior to the start of that two-day period, your Accumulated Value will be automatically re-invested as described in 11. OPTIONS AT END OF SEGMENT TERM.
The Segment End Date counts as one of those two Valuation Days if the Segment End Date is on a Valuation Day. If the Segment End Date is not on a Valuation Day, the Valuation Day prior to the Segment End Date is the end of that two-day period. For example, if the Segment End Date is a Saturday, the end of the two- day period is the preceding Friday, and your Transfer request must be received by us before the end of the Valuation Day on the preceding Wednesday. This example assumes no holidays during this period.
In the absence of timely instructions in Good Order, your Accumulated Value in the ended Segment Option will be automatically re-invested in the same Segment Option for a new Segment Term (with the Cap Rate, Participation Rate or annual interest rate applicable to a new Segment Term), provided that the same Segment Option is available for a new Segment Term.
If we do not receive timely instructions in Good Order and the same Index-Linked Segment Option is no longer available, the Accumulated Value in the ended Segment Option will be automatically Transferred to the applicable default option, as follows:
•If the ended Segment Option is the Fixed Segment Option, and the Fixed Segment Option is no longer available, the default option will be the following Index-Linked Segment Option: Point-to-Point, S&P 500 Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 0% Floor.
•If the ended Segment Option is an Index-Linked Segment Option, and that Index-Linked Segment Option is no longer available, the default option will be a 1-year Index-Linked Segment Option with the same Index and Buffer Rate or Floor Rate, if available (with the Cap Rate and Participation Rate applicable to a new Segment Term). If there are multiple such Segment Options available, the Accumulated Value in the ended Segment Option will be automatically Transferred to the one with the higher Cap Rate limitation. If there is no such Segment Option available, the default option will be the Fixed Segment Option (with the annual interest rate applicable to a new Segment Term).
We reserve the right to change the default Segment Options as described above in the future (e.g., we may designate the sole Index-Linked Segment Option that we guarantee to make available for the life of the Contract as the default option in all cases).
Please note, the Cap Rate, Participation Rate or annual interest rate we declare for the new Segment Term may differ (higher or lower) from the previous Segment Term, subject to the guaranteed limits described in this prospectus.
Transfers from a Segment Option are only allowed on the Segment End Date. If you wish to Transfer, you must Notify us at least two Valuation Days prior to the end of the Segment Term for the given Segment Option. The Segment End Date counts as one of those two Valuation Days if the Segment End Date is on a Valuation Day. If you fail to Transfer Accumulated Value at the end of a Segment Term and do not wish to remain invested in a particular Segment Option for another Segment Term, you may take a full withdrawal of the related Accumulated Value. Withdrawing all or some of the Accumulated Value may cause you to incur Surrender Charges, negative Bond Adjustments, negative Equity Adjustments, taxes and tax penalties, as discussed in this section. If you purchase another investment vehicle, it may have different features, fees and risks than this Contract. For additional information, see 11. OPTIONS AT END OF SEGMENT TERM.
Liquidity Risks Related to Segment Interim Value
See “Segment Interim Value Risk” below for information on how liquidity risks relate to our Interim Value calculation.
Consequences of Withdrawals/Surrenders Generally
There is a risk of loss of principal and/or prior earnings if you take a withdrawal from your Contract during the first six Contract Years where a Surrender Charge would be deducted. Withdrawals may also be subject to negative Bond Adjustments, negative Equity Adjustments and taxes and tax penalties, all of which may result in loss of principal and/or prior earnings. These may result in loss even when the Index for an Index-Linked Segment Option has performed positively. Withdrawals will also reduce the death benefit, perhaps by more than the amount withdrawn. Withdrawals under the Contract include full withdrawals, partial withdrawals, RMD withdrawals, scheduled withdrawals, unscheduled withdrawals and withdrawals of the Free Surrender Amount. Annuitizations and death benefits are subject to similar risks as withdrawals. They may be subject to negative Bond Adjustments whenever they occur, even on a Segment End Date. They may also be subject to negative Equity Adjustments if they occur prior to a Segment End Date for an Index-Linked Segment Option. If you set up scheduled withdrawals, your exposure to these risks will repeat as long as the scheduled withdrawals continue.
Other than implicit ongoing fees to the extent that your participation in Index gains is limited by our use of a Cap Rate or Participation Rate (i.e., the extent to which your positive returns, if any, under an Index-Linked Segment Option are lower than the Index's returns due to our application of a Cap Rate or Participation Rate), the only potential ongoing charge with this Contract is the charge for the optional Rate Enhancement Rider. If you elected to include the Rate Enhancement Rider with your Contract, the ongoing charge for the rider could also cause amounts available for withdrawal under your Contract to be less than what has been invested in the Contract, even if Index performance has been positive.
Any limits on downside loss provided by the floor feature or buffer feature, as applicable, are for the entire Segment Term for a particular Segment Option and are not annual limits.
We may defer payments under this Contract for up to six months if the insurance regulatory authority of the state in which we issued the Contract approves such deferral.
For additional information, see 12. WITHDRAWALS.

Fixed Segment Option Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Fixed Segment Option Risk
We determine the annual interest rate for the Fixed Segment Option at our discretion. In no event will we declare an annual interest rate lower than the Guaranteed Minimum Interest Rate of 0.05%. You bear the risk that we will not credit interest for a new Segment Term at a rate greater than the Guaranteed Minimum Interest Rate. There is no guarantee that the Fixed Segment Option will be made available for future Segment Terms.

Credit Risks [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Credit Risks
Our general account assets support our financial guarantees under the Contract and are subject to the claims of our creditors. As such, the guarantees under the Contract are subject to our financial strength and claims-paying ability. There is a risk that we may default on those guarantees. You need to consider our financial strength and claims-paying ability in meeting the guarantees under the Contract. You may obtain information on our financial condition by reviewing our financial statements included in the Statement of Additional Information.
The amount you invest is not placed in a registered separate account and your rights under the Contract to invested assets and the returns on those assets are subject to Company’s claims-paying ability. The unregistered Separate Account that we use to support the Index-Linked Segment Options is non-unitized, which means neither an Owner nor amounts allocated to the Segment Options participate in the performance of the assets held in the Separate Account.
The assets in the unregistered Separate Account are insulated, which means they are not subject to the claims of the creditors of the Company.

Segment Interim Value Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Segment Interim Value Risk
On each Valuation Day of the Segment Term, other than the first and last day, we determine the Segment Interim Value for each Index-Linked Segment Option. In order to calculate your Segment Interim Value, we apply a formula that is not directly tied to the actual performance of the applicable Index. Instead, we calculate it by determining the value of hypothetical investments and derivatives that we may or may not actually hold in order to provide a current estimate of the value of the Segment Option at the end of the Segment Term. This means that even if the Index has performed positively, it is possible that the Segment Interim Value may have decreased. For more information and to see how we calculate the Segment Interim Value, see 7. FEES, CHARGES AND ADJUSTMENTS – Equity Adjustment and 10. INDEX-LINKED SEGMENT OPTION MECHANICS – Segment Interim Value.
Segment Interim Value is calculated using the Crediting Base and the applicable Equity Adjustment. The Segment Interim Value always reflects the Equity Adjustment. A Segment Interim Value (and, in turn, the Equity Adjustment) will apply to your Contract when one of the following transactions occurs: (i) any withdrawal from an Index-Linked Segment Option prior to the Segment End Date, including a full withdrawal, partial withdrawal, withdrawal of the Free Surrender Amount, RMD withdrawal, scheduled withdrawal or unscheduled withdrawal; (ii) any Annuitization of Contract Accumulated Value in an Index-Linked Segment Option prior to the Segment End Date; (iii) any death benefit, if Contract Accumulated Value is allocated to an Index-Linked Segment Option and the death benefit is calculated prior to the Segment End Date; or (iv) Segment Lock-In is exercised. In extreme circumstances, you could lose up to 100% of your investment due to a negative Equity Adjustment.
If you allocate Accumulated Value to an Index-Linked Segment Option, Segment Credits will not be credited to your Accumulated Value in the particular Segment Option until the end of the Segment Term. Amounts withdrawn from an Index-Linked Segment Option prior to the end of a Segment Term will not have a Segment Credit applied to it. This includes Accumulated Value being applied to pay a death benefit or to an Annuitization option during a Segment Term. Except for the first and last Valuation Day of a Segment Term, your Segment Interim Value is the amount available for withdrawals, Annuitization and death benefits (collectively, “Surrenders”). There is risk that this Segment Interim Value could be less than your original Premium Payment even if the applicable Index has been performing positively.

Partial withdrawals and partial Annuitizations prior to the Segment End Date for an Index-Linked Segment Option will also reduce your Crediting Base for that Segment Option. The Crediting Base represents the amount contributed into the Segment Option, subject to reductions during the Segment Term. Generally, when a partial Surrender is taken from an Index-Linked Segment Option prior to the Segment End Date, the Crediting Base will be proportionately reduced, and this reduction could be greater than the amount Surrendered. When a partial Surrender is taken from an Index-Linked Segment Option on the Segment End Date, the Crediting Base is reduced by the amount Surrendered. A reduction to your Crediting Base prior to the end of the Segment Term for an Index-Linked Segment Option will result in lower Segment Interim Values for the remainder of the Segment Term. Also, a reduction to your Crediting Base will result in less gain or more loss, as applicable, at the end of a Segment Term.

Buffer And Floor Rate Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Buffer and Floor Rate Risk
The Buffer or Floor Rate that is applicable to a Segment Option provides you with only limited or no protection from negative Index performance at the end of a Segment Term. You could lose a significant amount of your Premium Payment and/or prior earnings under the Contract.
Under an Index-Linked Segment Option, the maximum amount of loss that you could experience from negative Index performance at the end of a Segment Term, after taking into account the minimum limits on Index loss currently provided under the Contract, would be: 100% loss for a 0% Buffer Rate; 90% loss for a 10% Buffer Rate; 80% loss for a 20% Buffer Rate; 10% loss for a 10% Floor Rate; or 0% loss for a 0% Floor Rate.
You could lose a significant amount of money if an Index declines in value. The limits on Index loss offered under the Contract may change from one Segment Term to the next; however, we will always offer an Index-Linked Segment Option with a 10% Buffer Rate. This means that there will always be an Index-Linked Segment Option that limits Index losses for a single Segment Term to a maximum of 90% (although your cumulative losses over multiple Segment Terms could be greater).
You also bear the risk that continued negative Index Changes may result in zero or negative Segment Credits being credited to your Accumulated Value over multiple Segment Terms. Given that the Floor Rate and Buffer Rate (as applicable) are expressed as to a single Segment Term, if an Index-Linked Segment Option is credited with negative Segment Credits for multiple Segment Terms, the cumulative loss may exceed the stated limit of the Buffer Rate or Floor Rate for any single Segment Term.
The Index-Linked Segment Options with a 0% Buffer Rate provide no protection from Index losses. You could lose up to 100% of your investment if the Index declines in value.
For the 0% Floor Rate Segment Option, Segment Credits will not be negative so long as the funds are held to the Segment End Date.
Any limits on downside loss provided by the floor feature or buffer feature, as applicable, are for the entire Segment Term for a particular Segment Option and are not annual limits.
For withdrawals, Annuitizations and death benefits that occur during a Segment Term, you or your beneficiaries (as applicable) will not receive the full protection of the Buffer Rate or Floor Rate in the calculation of the Segment Interim Value. In order to receive the full protection, the particular transaction must occur on the Segment End Date.
For additional information, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS.

Cap Rate And Participation Rate Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Cap Rate and Participation Rate Risk
For each Index-Linked Segment Option (other than the Index-Linked Segment Options with a 0% Buffer Rate), positive Index returns at the end of a Segment Term will be subject to a Cap Rate and Participation Rate.
•The Segment Return will equal the Index Change multiplied by the Participation Rate, up to the Cap Rate. As such, both the Cap Rate and Participation Rate may cause your return to be less than the Index Change.
•The Cap Rate is a maximum limit on the positive Index Change, if any, that may be credited to your Contract for a given Segment Term. The Cap Rate does not guarantee a certain amount of Segment Credit. We set the Cap Rates at our discretion. You bear the risk that we will not set the Cap Rates higher than 0.50%, which is the guaranteed minimum Cap Rate.
If we do not declare a Cap Rate for a particular Segment Option and Segment Term, the Segment Option will not be subject to a Cap Rate limitation for that Segment Term, but will be subject to the applicable Participation Rate.
•The Participation Rate represents your participation in a positive Index Change, if any, at the end of the Segment Term, expressed as a percentage. If the Participation Rate is less than 100%, your return will necessarily be less than the positive Index Change. You bear the risk that we will not set the Participation Rates higher than 5.00%, which is the guaranteed minimum Participation Rate.
•Your risk of investment loss could be significantly greater than the potential for investment gain. For example, assuming the guaranteed minimum Cap Rate of 0.50% and guaranteed minimum Participation Rate of 5.00%, the maximum potential gain at the end of a Segment Term due to positive Index performance would be 0.50%.

We set Cap Rates and Participation Rates at our discretion, subject to guaranteed minimums. We consider a number of factors when declaring Cap Rates and Participation Rates,such as the applicable Buffer Rate or Floor Rate, costs of financial instruments we use to manage our risk associated with our obligations (which can be impacted by market conditions and forces), sales commissions, administrative expenses, regulatory and tax requirements, general economic trends and competitive factors.
For the Index-Linked Segment Options with a 0% Buffer Rate, there is no Cap Rate limitation. Your participation in any positive Index performance will be subject to the declared Participation Rate, which will be at least 100%. However, unlike the other Index-Linked Segment Options, a 0% Buffer Rate provides no protection from a negative Index Change. You could lose up to 100% of your investment if the Index declines in value.
The Cap Rate and Participation Rate declared for a Segment Term are for the entire Segment Term for a particular Segment Option. They are not annual limits.
For additional information, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS.

Peak Buffer Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Peak Buffer Risk
A Peak Buffer Segment Option is subject to the same risks as a Buffer Segment Option. See “Buffer and Floor Rate Risk” above. A Peak Buffer Segment Option has a Buffer Rate that provides you with only limited protection from negative Index performance at the end of a Segment Term. You could lose a significant amount of your Premium Payment and/or prior earnings under the Contract. As noted under “Buffer and Floor Rate Risk” above, limits on downside loss provided by the buffer feature are for the entire Segment Term for a particular Peak Buffer Segment Option and are not annual limits.
A Peak Buffer Segment Option differs from a Buffer Segment Option only with respect to the potential for gain in the event of a negative Index Change, provided that the negative Index Change does not exceed the Buffer Rate. Even though any gain from a negative Index Change would not be subject to the Cap Rate or Participation Rate, the potential gain would be limited. In no event would any such gain, if any, be greater than the Peak Buffer Midpoint (10%) and could be as low as 0%.
A Peak Buffer Segment Option will generally have a lower Cap Rate and/or Participation Rate than a Buffer Segment Option with the same Index, Segment Term and Buffer Rate, as Peak Buffer Segment Options generally expose us to more risk than Buffer Segment Options because, under Peak Buffer Segment Options, we may need to credit gain for negative Index performance.

Segment Lock-In Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Segment Lock-In Risk
If you exercise a Segment Lock-In, and the locked-in Equity Adjustment is negative, you will be locking-in a loss rather than a gain. The loss could be significant. The Segment Credit you receive upon exercising Segment Lock-In may be lower than the Segment Credit you would have received on the Segment End Date if you hadn’t exercised the Segment Lock-In. Similarly, you may receive a negative Segment Credit due to exercising Segment Lock-In when, had you not exercised Segment Lock-In, you would have received a positive Segment Credit on the Segment End Date. You also may receive less than the full protection of the Buffer Rate or Floor Rate (as applicable). This is due to an Equity Adjustment being applied in calculating the Segment Credit instead of the point-to-point crediting method. If a lock-in is exercised, the Segment Option’s Floor Rate, Buffer Rate, Peak Buffer Midpoint, Cap Rate and Participation Rate (as applicable) will no longer be applied on the Segment End Date. In addition, the amount of the Equity Adjustment is unknown at the time the Segment Lock-In is exercised (as discussed immediately below).
At the time you exercise a Segment Lock-In, you will not know the locked-in Equity Adjustment in advance because the Equity Adjustment is calculated at the end of the Valuation Day. The locked-in Equity Adjustment could be lower than you anticipated. If you submit a Segment Lock-In request, the locked-in Equity Adjustment may be lower or higher than the Equity Adjustment that was last calculated before you submitted your request. If you establish Lock-In Thresholds, you will not know the locked-in Equity Adjustment in advance, although the locked-in Equity Adjustment will be at least equal to the upper threshold or lower threshold, as applicable. For additional information on how the Equity Adjustment is calculated, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS — Segment Interim Value — Calculation of Equity Adjustment.
You can obtain the current Segment Interim Value and Equity Adjustment by calling us at 1-800-852-4450 or by visiting www.principal.com and using your secure login. However, as explained above, if you were to exercise Segment Lock-In, the locked-in Equity Adjustment may be more or less than the quoted value. You should speak to your financial professional before executing Segment Lock-In.
If you have selected a Peak Buffer Segment Option for investment, before exercising Segment Lock-In or establishing Lock-In Thresholds, you should consider the fact that if a negative Index Change on the Segment End Date does not exceed the Buffer Rate, you will be credited gain (if the negative Index Change is less than the Buffer Rate) or no loss (if the negative Index Change equals the Buffer Rate). If you lock-in a negative Equity Adjustment, you are locking in the loss reflected in the Equity Adjustment in all cases.
We will not provide advice or notify you regarding whether you should exercise the Segment Lock-In features or the optimal time for doing so. It is possible that you may exercise Segment Lock-In at a sub- optimal time during the Segment Term, or that there is no optimal time to exercise Segment Lock-In during a Segment Term. We will not warn you if you exercise the Segment Lock-In features at a sub-optimal time. We are not responsible for any losses or forgone gains related to your decision whether or not to exercise the Segment Lock-In features.
Once a Segment Lock-In is executed, it is irrevocable for that Segment Term. A lock-in will not be applied retroactively and can only be exercised for the entire Segment Option. A Segment Lock-In may only be exercised once per Segment Term for each Index-Linked Segment Option.
For additional information, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS — Segment Lock-In Feature.

Segment Option And Index Availability Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Segment Option and Index Availability Risk
There is no guarantee that any particular Segment Option or Index will be available during the entire period that you own your Contract, with the exception of the following Index-Linked Segment Option which is guaranteed to be available (subject to our right of Index substitution) for the life of the Contract: Point-to-Point, S&P 500 Price Return Index, Participation Rate and Cap Rate, 1-year Segment Term, 10% Buffer. If you are not comfortable with the possibility that could be the only Segment Option available in the future, you should not buy this Contract, as we do not guarantee the availability of any other Index-Linked
Segment Option or the Fixed Segment Option. In the future, we may not offer any Floor Segment Options, and we do not guarantee a minimum Floor Rate for any new Floor Segment Options that we may decide to offer.
If we exercise our right to remove one or more Segment Options, and you do not wish to invest in any of the Segment Options that are made available for investment (which may be limited to the sole Index-Linked Segment Option that we guarantee to make available), your only option would be to take a full withdrawal or fully annuitize your Contract, which may cause you to incur Surrender Charges, a negative Bond Adjustment, a negative Equity Adjustment, taxes and tax penalties. If you purchase another investment vehicle, it may have different features, fees and risks that this Contact.
We may replace an Index if it is discontinued or if there is a substantial change in the calculation of the Index, or if hedging instruments become difficult to acquire or the cost of hedging becomes excessive.
Other considerations relating to this risk include:
•In addition to the investment performance and risks of loss that already are part of your Contract, the returns you otherwise may have anticipated may not be available in situations where the Company reserves the right to discontinue an Index in the middle of a Segment Term. This is due in part to the fact that, if we substitute an Index, the performance of the new Index may differ from the original Index. This may negatively affect the Segment Credit you earn during the Segment Term or the Segment Interim Values that you can lock-in under the Segment Lock-In feature.
•We may replace an Index at any time during a Segment Term; however, we will notify you in writing at least 30 days prior to replacing an Index. If we replace an Index, this does not cause a change in the Cap Rate, Participation Rate, Floor Rate, Buffer Rate or Peak Buffer Midpoint, as applicable. You will have no right to reject the replacement of an Index, and you will not be permitted to Transfer Segment Interim Values until the end of the applicable Segment Term even if we replace the Index during such Segment Term. The new Index and the replaced Index (which you may have previously chosen) may not be similar with respect to their component securities or other instruments, although we will attempt to select a new Index that is similar to the old Index.
•At the end of the Segment Term, you may Transfer your Segment Value to another Segment Option without charge. If you do not want to remain invested in the relevant Segment Option for the remainder of the Segment Term, your only option will be to withdraw or Annuitize the related Segment Interim Value, which may cause you to incur Surrender Charges, a negative Bond Adjustment, a negative Equity Adjustment, taxes and tax penalties, as discussed in this section. If you purchase another investment vehicle, it may have different features, fees and risks than this Contract.
•Changes to the Cap and Participation Rates, if any, occur at the beginning of the next Segment Term. We will provide written notice at least 15 calendar days prior to each Segment Start Date instructing you how to obtain the Cap and Participation Rates for the next Segment Term. Those Cap and Participation Rates will be made available to you at least 7 calendar days prior to the Segment Start Date. You are only able to make Transfers of Accumulated Value among the various Segment Options at the end of a Segment Term. See Liquidity Risks — Limits on Transfers Between Segment Options above.
•If you do not like a new Cap or Participation Rate for a particular Segment Option, at the end of the current Segment Term, you may Transfer your Segment Value to another Segment Option without charge.
•We will not substitute any Index until the new Index has received any necessary regulatory clearances. Any addition, substitution or removal of an Index-Linked Segment Option or Index will be communicated to you in writing. If we add or remove an Index (as opposed to replacing an Index), the changes will not be effective for your Contract until the start of the next Segment Term. Adding or removing an Index does not cause a change in the Floor or Buffer Rates, as applicable. Any Index- Linked Segment Option based on the performance of the newly added Index may have a new Cap and Participation Rate.
•You should evaluate whether our ability to make the changes described above, and your ability to react to such changes, are appropriate based on your investment goals. When such changes occur, you should also evaluate whether those changes are appropriate based on your investment goals and, if not, you should evaluate your options under the Contract, which may be limited and may have negative consequences associated with them, as described in this section.
For additional information, see 10. INDEX-LINKED SEGMENT OPTION MECHANICS — The Indices — Discontinuation or Substitution of an Index and 11. OPTIONS AT END OF SEGMENT TERM.

Single Premium Payment Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Single Premium Payment Risk
This Contract is a single premium product. After the Premium Payment is made, no additional Premium Payments will be accepted. You will be unable to increase the value of your Contract, including the death benefit, with additional premiums.
Risks Affecting Our Administration Of Your Contract [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Risks Affecting Our Administration of Your Contract
Our operations and/or the activities and operations of our service providers and business partners are subject to certain risks that are beyond our control, including systems failures, cyber-attacks and pandemics (and similar events). These risks are not unique to the Company and they could materially impact our ability to administer the Contract. Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks. The techniques used to attack systems and networks change frequently, are becoming more sophisticated and can originate from a wide variety of sources. The use of remote or flexible work arrangements, remote access tools and mobile technology have expanded potential targets for cyber-attack.
The Company is highly dependent upon its computer systems and those of its business partners and service providers. This makes the Company potentially susceptible to operational and information security risks resulting from a cyber-security incident. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by the Company, and indirect risks, such as denial of service attacks on systems and websites, unauthorized release of personal or confidential customer information and other operational disruptions that could severely impede our ability to conduct our business and administer the Contract (e.g., calculate Contract values or process transactions). Operational disruptions and system failures also could occur based on other natural or man-made events, which could have similar impacts on your Contract. Although we make substantial efforts to protect our computer systems from these security risks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that we or our service providers will avoid all cyber-security incidents in the future. It is possible that a cyber-security incident could persist for an extended period of time without detection.
If your Contract is adversely affected as a result of the failure of our cyber-security controls, we will take reasonable steps to restore your Contract.